1940 Act File No. 8115476
                                                       1933 Act File No. 3320309

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                           Pre-Effective Amendment No.                       |_|

                         Post-Effective Amendment No.12                      |X|

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         |X|
                                     OF 1940

                         Post-Effective Amendment No.12                      |X|

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
                Exact Name of Registrant as Specified in Charter

                  767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                  --------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800
                  --------------------------------------------

                         Thomas F. Konop, Vice President
                     767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                     ---------------------------------------
                     (Name and Address of Agent for Service)

      It is proposed that this filing will become effective (check appropriate box)

|_|   immediately on filing pursuant to paragraph (b)

|X|   on March 1, 1999 pursuant to paragraph (b)

|_|   60 days after filing pursuant to paragraph (a) (1)

|_|   on (date) pursuant to paragraph (a) (1)

|_|   75 days after filing pursuant to paragraph (a) (2)

|_|   on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        LORD ABBETT GLOBAL FUND, INC.

                        Supplement dated March 1, 1999 to
                          Prospectus dated May 1, 1998

The Income Series has added a new class of shares, the Pension Class ("Class P") to the Class A, B and C shares offered by the Fund's Prospectus. Class P shares are offered exclusively to certain pension or retirement plans and Mutual Fund Wrap-Fee Programs, as defined in the Prospectus. Set forth below is information that investors in Class P shares should consider in conjunction with other information about the Income Series in the Prospectus.

Investor Expenses:

The expenses shown below are based on historical Fund expenses adjusted to reflect fees that are borne by Class P shares. This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                                                             Class P
                                                             Shares

Shareholder Transaction Expenses1
(as a percentage of offering price)
Maximum Sales Load2 on Purchases
(See "Purchases")                                             None
Deferred Sales Load2 (See "Purchases")
                                                              None

Annual Fund Operating Expenses3
(as a percentage of average net assets)
Management Fees (See "Our Management")                        0.50%
12b-1 Fees (See "Purchases")1,2                               0.45%
Other Expenses (See "Our Management")                         0.38%
Total Operating Expenses                                      1.33%

Example: Assume an average annual return of 5% and no change in the level of expenses described above. For a $1,000 investment, with reinvestment of all distributions, you would have paid the following total expenses, assuming redemption on the last day of each time period indicated:

                          1 year    3 years    5 years   10 years

Class P shares            $14         $42      $73         $160

(1) Although the Fund does not, with respect to the Class P shares, charge a front-end sales charge, investors should be aware that long-term shareholders may pay, under the Rule 12b-1 plan applicable to Class P shares (which pays annually 0.20% for service and 0.25% for distribution), more than the economic equivalent of the maximum front-end sales charge as permitted by certain rules of the National Association of Securities Dealers, Inc.

(2) Sales "load" is referred to as sales "charge," "deferred sales load" is referred to as "contingent deferred sales charge" ("CDSC") and "12b-1 fees" which consist of a "service fee" and a "distribution fee," are referred to by either or both of these terms where appropriate with respect to each Class of shares throughout the Prospectus.

(3) The annual operating expenses have been restated from December 31, 1997 fiscal year amounts to reflect current fees.

The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in Class P shares.

CLASSES OF SHARES. Class P shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

BUYING CLASS P SHARES. Class P shares are currently sold at net asset value to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) that engage an investment professional providing, or participating in an agreement to provide, certain recordkeeping, administrative and/or sub-transfer agency services to the Fund on behalf of the Class P shareholders and in connection with a Mutual Fund Wrap-Fee Program, as defined in the Prospectus. Purchases and redemptions of Class P shares will be effected at net asset value by trustees, custodians or employers on behalf of plan participants or by authorized brokers, dealers, registered investment advisers or other financial institutions on behalf of wrap-fee program clients, none of whom will deal directly with the Fund.

Financial Highlights

The following information has been audited by Deloitte & Touche LLP, independent accountants, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended December 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended December 31, 1998 and are incorporated by reference into the Supplement to the Statement of Additional Information. Call 800-874-3733 and ask for the Income Series' 1998 Annual Report.

Income Series
 .

                                   Year Ended December 31,1998
                                                                 Class A    Class B      Class C
Per Share Operating Performance:
Net asset value, beginning of year                                $ 8.09     $ 8.09       $ 8.09
Income from investment operations
      Net investment income                                     .55(b)        .49(b)       .50(b)
      Net realized and unrealized gain (loss) on investments         .30        .30          .29
      Total from investment operations                               .85        .79          .79
Distributions
      Dividends from net investment income                          (.50)      (.44)        (.44)
      Distributions to shareholders from paid in capital              --         --           --
      Distributions from foreign currency transactions                --         --           --
Net asset value, end of year                                      $ 8.44     $ 8.44       $ 8.44
Total Return(a)                                                    10.79%     10.03%       10.03%
Ratios to Average Net Assets:
      Expenses(e)                                                   1.18%      1.87%        1.85%
      Net investment income                                         6.75%      6.01%        6.08%

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Calculated using average shares outstanding during period.
(c) The ratios for 1998 include expenses paid through an expense offset arrangement.
            See Notes to Financial Statements.

CLASS P RULE 12b-1 PLAN. The Fund has adopted a Class P share Rule 12b-1 Plan (the "P Plan") which authorizes the payment of fees to authorized institutions (except as to certain accounts for which tracking data is not available) in order to provide additional incentives for them (a) to provide continuing information and investment services to their Class P shareholder accounts and otherwise to encourage those accounts to remain invested in the Fund and (b) to sell Class P shares of the Fund. Under the P Plan, in order to save on the expense of shareholders' meetings and to provide flexibility to the Board of Directors, the Board, including a majority of the outside directors who are not "interested persons" of the Fund as defined in the Act, is authorized to approve annual fee payments from Class P assets of up to 0.75 of 1% of the average net asset value of such assets consisting of distribution and service fees, at maximum annual rates not exceeding 0.50 and 0.25 of 1%, respectively (the "Fee Ceiling"). The Board of Directors has approved payments from Class P assets to Lord Abbett Distributor LLC ("Lord Abbett Distributor") which uses or passes on to authorized institutions (1) an annual service fee (payable quarterly) of 0.20 of 1% of the average daily net asset value of Class P shares serviced by authorized institutions and (2) a distribution fee of up to 0.25 of 1% of the average daily net asset value of Class P shares sold by authorized institutions that have a satisfactory program for the promotion of such shares. Institutions and persons permitted by law to receive such fees are "authorized institutions."

Under the P Plan, Lord Abbett Distributor is permitted to use payments received to provide continuing services to Class P shareholder accounts not serviced by authorized institutions and, with Board approval, to finance any activity which is primarily intended to result in the sale of Class P shares. Any such payments are subject to the Fee Ceiling. Any payments under the P Plan not used by Lord Abbett Distributor in this manner are passed on to authorized institutions. Authorized institutions may receive different compensation with respect to one class of Fund shares over the other Class P expenses.

The Class P shareholders will bear the cost of the P Plan and share other expenses and fees attributable and allocated to all classes of shares. These shared expenses could include (a) management fees, (b) directors' fees, (c) transfer and shareholder servicing agent fees and shareholder servicing costs,
(d) stationery, printing, postage and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to shareholders, (e) registration fees, (f) auditors' fees, litigation expenses and legal fees and expenses, (g) expenses incurred in connection with shareholders' meetings and (h) other expenses related to all classes.

Distribution of Class P shares. Pursuant to a Distribution Agreement between Lord Abbett Distributor and the Fund, Lord Abbett Distributor is the distributor of Class P shares. Class P shares are purchased and redeemed at net asset value. Lord Abbett Distributor reserves the right to suspend, change or withdraw the offering of Class P shares or any of the terms of such offering.

                          LORD ABBETT GLOBAL FUND, INC.

                        Supplement dated March 1, 1999 to
              Statement of Additional Information dated May 1, 1998


Pension Class Rule 12b-1 Plan. As described in the Prospectus, the Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for the Pension Class (the "Pension Plan"). In adopting the Pension Plan and in approving its continuance, the Board of Directors has concluded that there is a reasonable likelihood that the Pension Plan will benefit the Class and its shareholders. The expected benefits include greater sales and lower redemptions of Class shares, which should allow the Class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. The Pension Plan requires the directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Pension Plan and the purposes for which such expenditures were made. The Pension Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Pension Plan or in any agreements related to the Pension Plan ("outside directors"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the directors, including a majority of the outside directors. The Pension Plan may be terminated at any time by vote of a majority of the outside directors or by vote of a majority of its Classes outstanding voting securities.

                              Financial Statements

The financial statements for the fiscal year ended December 31, 1998 and the opinion thereon of Deloitte & Touche LLP, independent auditors, included in the 1998 Annual Report to Shareholders of the Lord Abbett Global Fund, Inc., are incorporated herein by reference in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

                                                                      PROSPECTUS

May 1, 1998

                                                              Application Inside

      LORD ABBETT
      Global Fund, Inc.
            --------------------------------------------
            Income Series
            Equity Series

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

This Prospectus sets forth concisely the information about Lord Abbett Global Fund, Inc. (the "Fund") that you should know before investing. Please read this Prospectus before investing and retain it for future reference.

The Fund consists of two series, the Equity Series and the Income Series ("we" or the "Series"), each having three classes of shares. Each Series offers three classes designated Class A, B and C shares which provide investors with different purchase options. See "Purchases" for a description of these choices.

The Equity Series seeks long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration.

The Income Series seeks high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. There can be no assurance that each Series will achieve its objective.

The Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain it, without charge, by writing to the Fund or by calling 800-874-3733. Ask for "Part B of the Prospectus -- the Statement of Additional Information."

Shaded terms are defined in the Glossary of Terms.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LORD ABBETT
GLOBAL FUND, INC.

PROSPECTUS

May 1, 1998

      Mutual Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves risks, including the possible loss of principal.

TABLE OF CONTENTS                                                           PAGE

Equity Series
      How We Invest                                                           2
      Risk Factors                                                            2
      Portfolio Management                                                    2
      Investor Expenses                                                       2
      Financial Highlights                                                    3
Income Series
      How We Invest                                                           4
      Risk Factors                                                            4
      Portfolio Management                                                    4
      Investor Expenses                                                       4
      Financial Highlights                                                    5
Purchases                                                                     6
Opening Your Account                                                          8
Shareholder Services                                                          8
Redemptions                                                                   9
Dividends and Capital Gains                                                  10
Our Management                                                               10
Fund Performance                                                             11
Investment Policies, Risks and Limits                                        11
Sales Compensation                                                           16
Glossary of Terms                                                            16

LORD, ABBETT & CO.

Investment Management
A Tradition of Performance Through Disciplined Investing

The General Motors Building
767 Fifth Avenue o New York o New York o 10153
(800) 426-1130

EQUITY SERIES

--------------------------------------------------------------------------------
HOW WE INVEST

      Normally we invest in the common stocks (including securities convertible into common stocks) of domestic and foreign companies in sound financial condition that are expected to show above-average price appreciation.

      Under normal circumstances, the Equity Series will invest its total assets in domestic and foreign securities with at least 65% of such assets invested in equity securities primarily traded in at least three countries, including the United States. However, this guideline may not be followed for temporary defensive periods when Fund management believes that it should invest entirely in domestic securities or in securities primarily traded in fewer than three foreign countries or in debt securities to a greater extent than 35% of the total assets of the Equity Series.

      See "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
RISK FACTORS

      Investment in the Fund requires consideration of certain factors that are not normally involved in investments in U.S. securities. Generally, most of the assets of the Series will be denominated or traded in foreign currencies. Before you invest, please read "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

      Christopher Taylor, Deputy Managing Director of Fuji Investment Management Co. (Europe), LTD ("Fuji") serves as portfolio manager of the Equity Series. Mr. Taylor has been with Fuji and its predecessor since 1987 and has over 15 years of investment experience.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
EQUITY SERIES                                   Class A    Class B       Class C
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                        5.75%      None         None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")           None       5.00%        1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
  (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fees                                   0.75%       0.75%       0.75%
  (See "Our Management")
--------------------------------------------------------------------------------
12b-1 Fees(1)                                     0.28%       1.00%       1.00%
--------------------------------------------------------------------------------
Other Expenses                                    0.48%       0.48%       0.48%
--------------------------------------------------------------------------------
  (See "Our Management")
--------------------------------------------------------------------------------
Total Operating Expenses                          1.51%       2.23%       2.23%
--------------------------------------------------------------------------------

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                       1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
Class A shares                      $72         $102         $135         $227
--------------------------------------------------------------------------------
Class B shares(2)                   $72         $100         $140         $238
--------------------------------------------------------------------------------
Class C shares                      $32         $ 70         $120         $257

You would pay the following expenses on the same investment, assuming you kept your shares:

Class A shares                      $72         $102         $135         $227
--------------------------------------------------------------------------------
Class B shares(2)                   $22         $ 70         $120         $238
--------------------------------------------------------------------------------
Class C shares                      $22         $ 70         $120         $257

This example is for comparison and is not a representation of the Series' actual expenses and returns, either past or present.

(1) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

FINANCIAL HIGHLIGHTS The following table has been audited by Deloitte & Touche LLP, independent accountants, in connection with their annual audit of the Equity Series' Financial Statements, whose report may be obtained on request. Call 800-874-3733 and ask for the Equity Series' 1997 annual report.

--------------------------------------------------------------------------------------------------------
EQUITY SERIES

Per Class A Share+ Operating                               Year Ended December 31,
Performance:                             1997        1996      1995       1994        1993       1992
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $12.55      $11.96    $11.55    $ 12.44      $10.48     $10.79
--------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------
Net investment income (loss)               .07(b)      .07       .16        .10         .04       .078
--------------------------------------------------------------------------------------------------------
Net realized and unrealized
--------------------------------------------------------------------------------------------------------
gain (loss) on investments                 .90         .93       .90     (.1125)      2.635      (.268)
--------------------------------------------------------------------------------------------------------
Total from investment operations           .97        1.00      1.06     (.0125)      2.675      (.190)
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------------------------------
Dividends from net investment income      (.06)       (.07)     (.17)      (.10)       (.10)      (.12)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain     (1.11)       (.21)     (.48)    (.7775)      (.615)        --
--------------------------------------------------------------------------------------------------------
Distributions from foreign currency
--------------------------------------------------------------------------------------------------------
transactions                              (.27)       (.13)       --         --          --         --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.08      $12.55    $11.96    $ 11.55      $12.44     $10.48
--------------------------------------------------------------------------------------------------------
Total Return(a)                           7.99%       8.37%     9.19%     (0.09)%     26.05%     (1.73)%
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------
Expenses, including waiver(e)             1.51%       1.52%     1.63%      1.56%       1.68%      1.84%
--------------------------------------------------------------------------------------------------------
Expenses, excluding waiver                1.51%       1.52%     1.63%      1.56%       1.68%      1.84%
--------------------------------------------------------------------------------------------------------
Net investments  income                    .57%        .54%     1.31%       .79%        .70%       .76%
--------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
EQUITY SERIES                                                          September 30, 1988
                                                                          (Commencement
Per Class A Share+ Operating               Year Ended December 31,      of Operations) to
Performance:                             1991        1990       1989    December 31, 1988
-----------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 9.57     $ 11.09     $ 9.62         $9.28
-----------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------
Net investment income (loss)              .134        .211       .170          .073
-----------------------------------------------------------------------------------------
Net realized and unrealized
-----------------------------------------------------------------------------------------
gain (loss) on investments               1.276      (1.551)      1.53          .327
-----------------------------------------------------------------------------------------
Total from investment operations         1.410      (1.340)      1.70          .400
-----------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------
Dividends from net investment income      (.12)       (.18)      (.12)         (.06)
-----------------------------------------------------------------------------------------
Distributions from net realized gain      (.07)         --       (.11)           --
-----------------------------------------------------------------------------------------
Distributions from foreign currency
-----------------------------------------------------------------------------------------
transactions                                --          --         --            --
-----------------------------------------------------------------------------------------
Net asset value, end of period          $10.79     $  9.57     $11.09         $9.62
-----------------------------------------------------------------------------------------
Total Return(a)                          14.76%     (12.13)%    17.73%         4.37%(d)
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------
Expenses, including waiver(e)             1.61%       1.45%      1.26%          .24%(d)
-----------------------------------------------------------------------------------------
Expenses, excluding waiver                1.61%       1.72%      2.16%         1.06%(d)
-----------------------------------------------------------------------------------------
Net investments  income                   1.30%       2.03%      1.52%          .93%(d)
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES                                               Class B Shares                             Class C Shares
Per Class Share Operating                          Year Ended     August 1, 1996(c) to        Year Ended     August 1, 1996(c)  to
Performance:                                    December 31, 1997   December 31, 1996      December 31, 1997   December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $12.53               $12.30                $12.54               $12.31
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (.02)(b)             (.01)                 (.01)(b)              .00
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
gain (loss) on investments                              .89                  .58                   .90                  .57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        .87                  .57                   .89                  .57
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     --                   --                  (.01)                  --
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized gain                      (1.11)                (.21)                (1.11)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from foreign currency transactions       (.26)                (.13)                 (.26)                (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period$12.03                 $12.53               $12.05                $12.54
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                        7.19%                4.56%(d)              7.34%                4.64%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses(e)                                            2.23%                 .83%(d)              2.14%                 .83%(d)
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    (.16)%               (.16)%(d)             (.06)%               (.11)%(d)
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

EQUITY SERIES
Supplemental Data                                       Year Ended December 31,
For All Classes:                     1997        1996       1995        1994         1993        1992
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $80,820     $92,164     $84,731     $83,739     $71,632     $34,332
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate              99.05%      81.97%      83.32%      75.39%     197.59%     136.75%
-------------------------------------------------------------------------------------------------------
Average commissions per share
-------------------------------------------------------------------------------------------------------
paid on equity transactions        $   .028    $  .025     $  .033         n/a         n/a         n/a

--------------------------------------------------------------------------------------
                                                                    September 30, 1988
EQUITY SERIES                                                         (Commencement
Supplemental Data                                                    of Operations) to
For All Classes:                     1991        1990        1989   December 31, 1988
--------------------------------------------------------------------------------------
Net assets, end of period (000)    $36,654     $32,986     $27,692        $7,623
--------------------------------------------------------------------------------------
Portfolio turnover rate              74.83%      76.24%      50.12%         3.86%
--------------------------------------------------------------------------------------
Average commissions per share
--------------------------------------------------------------------------------------
paid on equity transactions            n/a         n/a         n/a           n/a

(a) Total return does not consider the effects of front-end or contingent deferred sales charge.
(b)   Calculated using average shares outstanding during the period.
(c)   Commencement of operations of Class shares.
(d)   Not annualized.
(e) The ratios for 1997 include expenses paid through an expense offset arrangement.
+ The Fund had only one class of shares prior to July 12, 1996. That class of shares is now designated Class A shares.
      See Notes to Financial Statements.

INCOME SERIES

--------------------------------------------------------------------------------
HOW WE INVEST

      Normally, we invest in high-quality debt securities, consisting of those rated at the time of purchase within one of the two highest grades assigned by Standard & Poor's Ratings Services or Moody's Investor Services, Inc. Under normal circumstances, the Income Series will invest its total assets in domestic and foreign securities with at least 65% of such assets invested in long-term debt securities primarily traded in at least three countries, including the United States.

      However, this guideline may not be followed for temporary defensive periods when Fund management believes that it should invest entirely in domestic securities or in securities primarily traded in fewer than three foreign countries or in equity or short-term debt securities to a greater extent than 35% of the total assets of the Income Series. The market prices of long-term debt securities tend to be more volatile than those of short-term debt securities when interest rates change.

      See "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
RISK FACTORS

Investment in the Fund requires consideration of certain factors that are not normally involved in investments in U.S. securities. Generally, most of the assets of the Series will be denominated or traded in foreign currencies. Before you invest, please read "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

      Zane E. Brown, Executive Vice President of the Fund and Lord Abbett partner and Director of Fixed Income, serves as portfolio manager of the Income Series. He is assisted by Timothy W. Horan and Jerald M. Lanzotti. Prior to joining Lord Abbett in 1992, Mr. Brown was Executive Vice President of Equitable Capital Management Corporation. He has over 20 years of investment experience.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

      The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
INCOME SERIES                                  Class A     Class B     Class C
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                       4.75%       None        None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")          None        5.00%       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
  (as a % of average net assets)
Management Fees                                  0.50%       0.50%       0.50%
(See "Our Management")
--------------------------------------------------------------------------------
12b-1 Fees(1)                                    0.30%       1.00%       1.00%
--------------------------------------------------------------------------------
Other Expenses                                   0.30%       0.30%       0.30%
(See "Our Management")
--------------------------------------------------------------------------------
Total Operating Expenses                         1.10%       1.80%       1.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses, assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                     1 year       3 years      5 years       10 years
--------------------------------------------------------------------------------
Class A shares                    $58          $81          $105          $175
--------------------------------------------------------------------------------
Class B shares(2)                 $68          $87          $118          $193
--------------------------------------------------------------------------------
Class C shares                    $28          $57          $ 98          $212

You would pay the following expenses on the same investment, assuming you kept your shares:

Class A shares                    $58          $81          $105          $175
--------------------------------------------------------------------------------
Class B shares(2)                 $18          $57          $ 98          $193
--------------------------------------------------------------------------------
Class C shares                    $18          $57          $ 98          $212

This example is for comparison and is not a representation of the Series' actual expenses and returns, either past or present.

(1) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

FINANCIAL HIGHLIGHTS The following table has been audited by Deloitte & Touche LLP, independent accountants, in connection with their annual audit of the Income Series' Financial Statements, whose report may be obtained on request. Call 800-874-3733 and ask for the Income Series' 1997 annual report.

--------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES

Per Class A Share+ Operating                                                   Year Ended December 31,
Performance:                                            1997         1996         1995         1994         1993         1992
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   8.34     $   8.58     $   7.98     $   9.02     $   8.87     $   9.40
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      .51(b)       .53          .77          .65          .76         .808
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
--------------------------------------------------------------------------------------------------------------------------------
gain (loss) on investments                                (.18)        (.04)       .6138       (.9603)        .174        (.288)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .33          .49       1.3838       (.3103)        .934         .520
--------------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (.51)        (.61)      (.6613)      (.6035)       (.784)       (.840)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                        --           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from paid in capital        (.07)          --           --       (.1262)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from foreign currency transactions            --         (.12)      (.1225)          --           --         (.21)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   8.09     $   8.34     $   8.58     $   7.98     $   9.02     $   8.87
--------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                           4.23%        6.12%       17.86%       (3.40)%      10.78%        5.76%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------------
Expenses, including waiver(e)                             1.10%        1.04%        1.04%        1.02%        1.04%        1.22%
--------------------------------------------------------------------------------------------------------------------------------
Expenses, excluding waiver                                1.10%        1.04%        1.04%        1.02%        1.04%        1.22%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     6.29%        6.52%        7.60%        7.72%        7.81%        8.50%
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INCOME SERIES                                                                              September 30, 1988
                                                                                             (Commencement
Per Class A Share+ Operating                                Year Ended December 31,        of Operations) to
Performance:                                            1991         1990         1989     December 31, 1988
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   9.13     $   9.28     $   9.37     $   9.53
-------------------------------------------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                                     .877         .940         .998         .233
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
-------------------------------------------------------------------------------------------------------------
gain (loss) on investments                                .316         .059         (.07)      (.1028)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                         1.193                  .999.928        .1302
-------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income                     (.873)       (.959)       (.998)      (.2402)
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                      (.05)          --         (.02)          --
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from paid in capital          --           --           --           --
-------------------------------------------------------------------------------------------------------------
Distributions from foreign currency transactions            --         (.19)          --         (.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   9.40     $   9.13     $   9.28     $   9.37
-------------------------------------------------------------------------------------------------------------
Total Return(a)                                          14.33%       11.88%       10.58%        1.41%(d)
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------------
Expenses, including waiver(e)                             1.30%        1.16%         .90%         .24%(d)
-------------------------------------------------------------------------------------------------------------
Expenses, excluding waiver                                1.30%        1.33%        1.64%         .74%(d)
-------------------------------------------------------------------------------------------------------------
Net investment income                                     9.96%       10.13%       10.41%        2.41%(d)
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES                                                   Class B Shares                         Class C Shares
Per Class Share Operating                               Year Ended     August 1, 1996(c) to    Year Ended      July 15, 1996(c) to
Performance:                                        December 31, 1997    December 31, 1996  December 31, 1997   December 31, 1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $8.34                 $8.24               $8.34               $8.14
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      .45 (b)               .23                 .45 (b)             .21
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
----------------------------------------------------------------------------------------------------------------------------------
gain (loss) on investments                                (.18)                  .22                (.18)                .37
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .27                   .45                 .27                 .58
----------------------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (.46)                 (.23)               (.46)               (.26)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from paid in capital        (.06)                   --                (.06)                 --
----------------------------------------------------------------------------------------------------------------------------------
Distributions from foreign currency transactions            --                  (.12)                 --                (.12)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.09                 $8.34               $8.09               $8.34
----------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                          3.49%                 5.58% (d)           3.48%               7.43% (d)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
Expenses (e)                                              1.78%                  .73% (d)           1.77%                .87% (d)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     5.57%                 2.11% (d)           5.62%               2.69% (d)
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES

Supplemental Data                                                        Year Ended December 31,
For All Classes:                       1997             1996             1995             1994             1993              1992
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $   148,785      $   202,494      $   238,291      $   249,490      $   277,495      $   148,137
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 616.63%          621.79%        1,073.69%        1,230.20%        1,599.43%          812.01%

------------------------------------------------------------------------------------------------------
INCOME SERIES                                                                       September 30, 1988
                                                                                      (Commencement
Supplemental Data                              Year Ended December 31,              of Operations) to
For All Classes:                       1991             1990             1989       December 31, 1988
------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $   101,023      $    68,587      $    37,470      $     8,048
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 543.90%          613.01%          757.32%           22.62%

(a) Total return does not consider the effects of front- end or contingent deferred sales charges.
(b)   Calculated using average shares outstanding during period.
(c)   Commencement of operations of Class shares.
(d)   Not annualized.
(e) The ratios for 1997 include expenses paid through an expense offset arrangement.
+ The Fund had only one class of shares prior to July 12, 1996. That class of shares is now designated Class A shares. See Notes to Financial Statements.

--------------------------------------------------------------------------------
PURCHASES

This Prospectus offers three classes of shares: Class A, B and C. These classes of shares represent investments in the same portfolio of securities but are subject to different expenses. Our shares are continuously offered based on the per share net asset value ("NAV") next computed after we accept your purchase order submitted in proper form, plus a front-end sales charge as described below, in the case of the Class A shares and without a front-end sales charge, in the case of the Class B and C shares as described below. Investors should read this section carefully to determine which class of shares represents the best investment option for their particular situation.

                                     Class A

o     Normally offered with a front-end sales charge.

o     Lower annual expenses than Class B and Class C shares.

                                    Class B

o     No front-end sales charge.

o     Higher annual expenses than Class A shares.

o A contingent deferred sales charge is applied to shares sold prior to the sixth anniversary of purchase.

o     Automatically convert to Class A shares after eight years.

                                    Class C

o     No front-end sales charge.

o     Higher annual expenses than Class A shares.

o A contingent deferred sales charge is applied to shares sold prior to the first anniversary of purchase.

It may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. You should discuss pricing options with your investment professional.

For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

Class A Shares. Front-end sales charges are as follows:

Equity Series                                                      To Compute
                                 As a % of       As a % of        Offering Price
                                 Offering           Your              Divide
Your Investment                   Price          Investment           NAV by
--------------------------------------------------------------------------------
Less than $50,000                  5.75%            6.10%             .9425
--------------------------------------------------------------------------------
$50,000 to $99,999                 4.75%            4.99%             .9525
--------------------------------------------------------------------------------
$100,000 to $249,999               3.75%            3.90%             .9625
--------------------------------------------------------------------------------
$250,000 to $499,999               2.75%            2.83%             .9725
--------------------------------------------------------------------------------
$500,000 to $999,999               2.00%            2.04%             .9800
--------------------------------------------------------------------------------
$1,000,000 over                                No Sales Charge       1.0000

Income Series                                                       To Compute
                                 As a % of       As a % of        Offering Price
                                 Offering           Your              Divide
Your Investment                   Price          Investment           NAV by
--------------------------------------------------------------------------------
Less than $50,000                  4.75%            4.99%             .9525
--------------------------------------------------------------------------------
$50,000 to $99,999                 4.75%            4.99%             .9525
--------------------------------------------------------------------------------
$100,000 to $249,999               3.75%            3.90%             .9625
--------------------------------------------------------------------------------
$250,000 to $499,999               2.75%            2.83%             .9725
--------------------------------------------------------------------------------
$500,000 to $999,999               2.00%            2.04%             .9800
--------------------------------------------------------------------------------
$1,000,000 over                                No Sales Charge       1.0000

Reducing Your Class A Front-End Sales Charges. There are several ways you can qualify for a lower sales charge when purchasing Class A shares if you inform the Fund that you are eligible at the time of purchase.

o Rights of Accumulation -- a Purchaser can add the share value of any Eligible Fund already owned to the amount of the next purchase of Class A shares for purposes of calculating the sales charge.

o Statement of Intention -- a Purchaser can purchase Class A shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Shares purchased through reinvestment of distributions are not included.

For more information on eligibility for these privileges, read the applicable sections in the attached application.

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under the following circumstances.

      1     Purchases of $1 million or more.*

      2     Purchases by Retirement Plans with at least 100 eligible employees.*

      3     Purchases under a Special Retirement Wrap Program.*

      4 Purchases made with dividends and distributions on Class A shares of another Eligible Fund.

      5 Purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares.

      6 Employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor.

      7     Purchases under a Mutual Fund Wrap-Fee Program.

      8     Lord Abbett Consultants/Advisers.

      9     Employees of our shareholder servicing agent.

      10 Employees of any national securities trade organization to which Lord Abbett belongs.

      11 Employees of Lord Abbett and our Directors/Trustees (active or retired), their spouses, including surviving spouses, and other family members.

      12 Trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the persons mentioned in 6, 9, 10 and 11 above.

                           *May be subject to a CDSC.

Contingent Deferred Sales Charges ("CDSC"). The CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares being sold, whichever is lower. In addition, repayment of loans under Retirement Plans and 403(b) plans will constitute new sales for purposes of assessing the CDSC.

Class A Share CDSC. If you buy Class A shares under one of the starred (?) categories listed above subject to a dealer's concession of up to 1% and you redeem any of the Class A shares within 24 months after the month in which you initially purchased such shares, the Fund normally will collect a CDSC of 1%.

The Class A share CDSC generally will be waived under the following circumstances.

o Benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required).

o Redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC varies depending on how long you own your shares according to the following schedule.

                                          Contingent Deferred
Anniversary(1)                            Sales Charge on
of the Day on                             Redemptions
Which the Purchase                        (As % of Amount
Order Was Accepted                        Subject to Charge)
--------------------------------------------------------------------------------
On                       Before
--------------------------------------------------------------------------------
                         1st                     5.0%
--------------------------------------------------------------------------------
1st                      2nd                     4.0%
--------------------------------------------------------------------------------
2nd                      3rd                     3.0%
--------------------------------------------------------------------------------
3rd                      4th                     3.0%
--------------------------------------------------------------------------------
4th                      5th                     2.0%
--------------------------------------------------------------------------------
5th                      6th                     1.0%
--------------------------------------------------------------------------------
on or after the                                  None
6th anniversary(2)

(1) Anniversary is the 365th day subsequent to a purchase or a prior anniversary.
(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of the purchase of Class B shares.

The Class B share CDSC generally will be waived under the following circumstances.

o Benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans.

o Eligible Mandatory Distributions under 403(b) plans and individual retirement accounts.

o     Death of the shareholder (natural person).

o On redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year).

See "Systematic Withdrawal Plan" for more information on CDSCs with respect to Class B shares.

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of your original purchase.

Application of CDSC to a Redemption. To determine if a CDSC applies to a redemption, the Fund redeems shares in the following order.

1     Shares acquired by reinvestment of dividends and capital gains.

2     Shares held for six years or more (Class B) or one year or more (Class C).

3 Shares held the longest before the sixth anniversary of their purchase (Class B) or before the first anniversary of their purchase (Class C).

--------------------------------------------------------------------------------
OPENING YOUR ACCOUNT

Minimum Initial Investment Per Series
--------------------------------------------------------------------------------
o Regular account                                                       $1,000
--------------------------------------------------------------------------------
o Individual Retirement Accounts
  (Traditional, Education and Roth) and 403(b)                            $250
--------------------------------------------------------------------------------
o Invest-A-Matic and Div-Move                                     $250 initial
                                                        $50 subsequent minimum

For Retirement Plans and Mutual Fund Wrap Programs, there is no minimum investment required, regardless of share class.

You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the Fund at the address stated below. You should read this Prospectus carefully before placing your order to assure your order is in proper form.

Lord Abbett Global Fund, Inc.
P.O. Box 419100
Kansas City, MO 64141

Proper Form. To be in proper form an order submitted directly to the Fund must contain (1) a completed Application Form or information and documentation required supplementally by the Fund, and (2) payment by check. For more information regarding proper form of a purchase order, call the Fund at 800-821-5129.

Payment must be credited in U.S. dollars to our Custodian Bank's account.

IMPORTANT INFORMATION. If you fail to provide a correct taxpayer identification number or to make certain required certifications, you may be subject to a $50 penalty under the Internal Revenue Code and we may be required to withhold a portion (31%) of any redemption proceeds and of any dividend or distribution on your account.

By Exchange. Telephone the Fund at 1-800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

      We reserve the right to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order. We also reserve the right to waive, increase or establish minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

      Telephone Exchanges. You or your investment professional, with proper identification, can instruct the Fund by telephone to exchange shares of any class for the same class of any Eligible Fund. Instructions must be received by the Fund in Kansas City by calling 1-800-821-5129 prior to the close of the New York Stock Exchange ("NYSE") to obtain an Eligible Fund's NAV per class share on that day. Exchanges will be treated as a sale for federal tax purposes.

      For your protection, telephone requests for exchanges are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

      Expedited exchanges by telephone may be difficult to implement in times of drastic economic or market change. The exchange privilege should not be used to take advantage of short-term swings in the market. The Fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges and may revoke the privilege for all shareholders upon 60 days' prior written notice. You have this privilege unless you refuse it in writing.

You should read the prospectus of the other Lord Abbett-sponsored fund(s) selected before making an exchange.

Invest-A-Matic. You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into the Fund by means of automatic money transfers from your bank checking account. See the attached Application Form for instructions.

Div-Move. You can invest the dividends paid on your account ($50 minimum) into another account, within the same class, in any Eligible Fund.

The account must be either your account, a joint spousal account, or a custodial account for your minor child.

Investing By Phone. Upon completion and
receipt of the attached application form (in particular, section 7), you can instruct the Fund by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares upon receipt of the money from your bank.

Systematic Withdrawal Plan ("SWP"). You can make periodic cash withdrawals from your account which are automatically paid to you in fixed or variable amounts. To participate, the value of your shares must be at least $10,000, except for retirement plans for which there is no minimum.

      With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your SWP request. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation.

      Redemption proceeds due to a SWP for Class B (up to 12% per year) and Class C shares, will be redeemed in the order described under "Redemptions."

Lord Abbett's Retirement Plans. The Lord Abbett Family of Funds offers a range of qualified retirement plans, including IRAs (Traditional, Education and Roth), SIMPLE IRAs, Simplified Employee Pension Plans, 403(b) and pension and profit-sharing plans, including 401(k) plans. To find out more about these plans, call the Fund at 1-800-842-0828.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 1-800-821-5129.

Householding. Generally, shareholders with the same last name and address will receive a single copy of an annual or semi-annual report, unless additional reports are specifically requested in writing to the Fund.

Reinvestment Privilege. If you sell shares of the Fund, you have the one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

Pricing Shares. The net asset value ("NAV") per share for each class of shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE") by dividing a class's net assets by the number of shares outstanding. The Fund is open on those business days when the NYSE is open. Purchases and redemptions are executed at the next NAV to be calculated after your request is accepted.

--------------------------------------------------------------------------------
REDEMPTIONS

By Broker. Call your broker or investment professional for directions on how to redeem your shares.

By Telephone. To obtain the proceeds of an expedited redemption of $50,000 or less, you or your representative can call the Fund at 1-800-821-5129. The Fund will employ the procedures described in telephone exchanges to confirm that the instructions received are genuine.

The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

By Mail. Submit a written redemption request indicating your Fund's name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

      Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, call 1-800-821-5129.

      We will verify that the shares being redeemed were purchased at least 15 days earlier. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed.

      Normally, a check will be mailed to the name(s) and addresses in which the account is registered, or otherwise according to your instruction within one business day after receipt of your redemption request. The Fund reserves the right to make payment within three business days.

      To determine if a CDSC applies to a redemption, see "Contingent Deferred Sales Charges" above.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAINS

Dividends. The Fund distributes most or all of its net earnings in the form of dividends which are expected to be paid to shareholders semi-annually for the Equity Series and monthly for the Income Series.

Capital Gains Distributions. Any capital gains are paid at least annually and may be taken in cash or reinvested. A second distribution may be made in order to comply with Federal income tax requirements that a certain percentage of capital gains be distributed during the year. Distributions by the Fund of any net long-term capital gains will be taxable to a shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Under recently enacted legislation, the maximum tax rate on long-term capital gains for a U.S. individual, estate or trust is reduced to 20% for distributions derived from the sale of assets held by the Fund for more than 18 months. (If the taxpayer is in the 15% tax bracket, the rate is 10%.) For distributions derived from the sale of assets held by the Fund between 12 and 18 months, the tax rate remains at 28% (15% if the taxpayer is in the 15% tax bracket).

Dividends/Capital Gains Receipt or Reinvestment. If you elect to receive dividends or capital gains in cash, a check will be mailed to you as soon as possible after the reinvestment date. If you arrange for direct deposit, your payment will be electronically transmitted to your bank account within one day after the payable date. Most investors reinvest their dividends and capital gains. If you choose this option, or if you do not indicate any choice, your dividends and capital gains distributions will be automatically reinvested in additional shares.

Taxes. The Fund pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from the Fund, whether reinvested or taken in cash, are generally considered taxable. Dividends declared in October, November or December of any year will be treated for federal income tax purposes as having been received by shareholders in that year if they are paid before February 1 of the following year.

      Each January the Fund will mail to you, if applicable, a Form 1099 tax information statement detailing your dividends and capital gain distributions. You should consult your tax adviser concerning applicable state and local taxes.

For more information about the tax consequences from dividends and distributions, see the Statement of Additional Information.

--------------------------------------------------------------------------------
OUR MANAGEMENT

The Fund is managed by its officers on a day-to-day basis under the overall direction of the Board of Directors. The Fund employs Lord, Abbett & Co., hereinafter "Lord Abbett," as investment manager pursuant to a Management Agreement. Lord Abbett has been an investment manager for over 69 years and currently manages about $27 billion in a family of mutual funds and other advisory accounts. Lord Abbett provides similar services to twelve other funds having various investment objectives and also advises other investment clients. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

      Subject to approval by the Equity Series shareholders, the Board of Directors has approved an agreement (the "New Agreement") with Fuji Investment Management Co. (Europe), Ltd. (the "Sub-Advisor") under which the Sub-Advisor will provide Lord Abbett with advice with respect to that portion of the Equity Series' assets invested in countries other than the United States (the "foreign assets"). The New Agreement contains the same terms and provides for payment from Lord Abbett's resources of a sub-advisory fee on the same basis (one-half of the fee paid to Lord Abbett) with respect to the Equity Series as provided for in the former agreement with Dunedin Fund Managers Limited which has ceased acting as sub-advisor. Pursuant to the Investment Company Act of 1940 (the "1940 Act") and its rules, the New Agreement is effective for the 120-day period starting on June 15, 1998 and if approved by the shareholders of the Equity Series, will become effective for two years from the date of such approval and thereafter from year to year, so long as continued according to the 1940 Act.

      The Sub-Advisor is controlled by Fuji Investment Management Co. (Tokyo). Fuji Bank Limited of Tokyo, Japan ("Fuji Bank") directly owns 40% of the outstanding voting stock of the Sub-Advisor. Fuji Investment Management Co. (Tokyo) is an affiliate of Fuji Bank. Lord Abbett indirectly owns a minor percentage of such outstanding stock. As of June 1, 1997, the Sub-Advisor managed approximately $577 million, which is invested globally.

The Sub-Advisor furnishes Lord Abbett with advice and recommendations with respect to the Equity Series' assets, including advice about the allocation of investments among foreign securities markets and foreign equity and debt securities and, subject to consultation with Lord Abbett, advice as to cash holdings and what securities in the portfolio should be purchased, held or disposed of. Additionally, the Sub-Advisor gives advice with respect to foreign currency matters.

      The Fund pays Lord Abbett a monthly fee based on average daily net assets for each month. For the fiscal year ended December 31, 1997, the fee paid to Lord Abbett was at an annual rate of .75 of 1% for the Equity Series and .50 of 1% for the Income Series and half of Lord Abbett's fee with respect to the Equity Series was paid to Dunedin. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

The Fund. The Fund is a diversified open-end management investment company established in 1988. Its Class A, B and C shares have equal rights as to voting, dividends, assets and liquidation except for differences resulting from certain class-specific expenses.

--------------------------------------------------------------------------------
FUND PERFORMANCE

About the Equity Series. U.S. holdings were increased to just under 45% of the portfolio to take advantage of anticipated strong performance in the U.S. market. We reduced holdings in the Pacific Rim, cutting exposure to Japan by half, and, as a result, the portfolio was not greatly affected by the crisis in the Asian markets. Your Series benefited from a slight overweighting in Continental European holdings, which performed well as a result of specific stock selection. A hedge against Japanese currency produced high returns when the yen weakened against the dollar. Stocks in the financial sector yielded strong returns, as did consumer noncyclicals (companies whose performance is not tied to economic growth), and we expect to continue to emphasize these sectors.

About the Income Series. We benefited from exposure to high-quality government issues, particularly in the U.S., Germany and the United Kingdom. The U.S. dollar remained a strong reserve of value, particularly against the yen and the German mark. While your Series held U.S. assets averaging about 45% of the portfolio over the year, exposure to Pacific Rim countries such as Japan, Australia and New Zealand was reduced or eliminated, reflecting the immediate impact of the Asian crisis. Core European holdings were increased, as was exposure to the U.S. market. We anticipate that the U.S. dollar will remain strong in 1998, and we will maintain a commitment to U.S. and other high-grade global assets.

See the performance chart on the second to last page of this Prospectus.

--------------------------------------------------------------------------------
INVESTMENT POLICIES, RISKS AND LIMITS

EQUITY SERIES

      The Equity Series will try to anticipate major changes in the world economy and select domestic and foreign securities which will benefit most from these changes. The Equity Series normally invests primarily in common stocks (including securities convertible into common stocks) of domestic and foreign companies in sound financial condition that are expected to show above-average price appreciation. Although the prices of common stocks fluctuate and their dividends vary, historically, common stocks have appreciated in value and their dividends have increased when the companies they represented have prospered and grown. Success in achieving the investment objective of the Equity Series is dependent upon Series management's ability to anticipate market changes, as well as its ability to properly value particular companies. Thus, there is no assurance that the portfolio investments made by Series management on behalf of the Equity Series will attain the results sought.

      In selecting securities for investment, the Equity Series constantly balances the opportunity for profit against the risk of loss. In the past, very few industries or economies have continuously provided the best investment opportunities. The Equity Series' policy is to take a flexible approach and to adjust the portfolio to reflect changes in the opportunity for sound investments relative to risk assumed. Therefore, domestic and foreign securities judged to be overvalued will be sold and the proceeds will be reinvested in other securities believed to be better values.

      The Equity Series may also invest in debt securities. While it has no specific rating requirements with respect to the debt securities in which it invests, the Equity Series will occasionally be guided by the prospect of a more attractive risk-adjusted total return from an issuer's debt securities versus its equity securities.

      While under normal circumstances the Equity Series will invest its total assets in domestic and foreign securities with at least 65% of such assets invested in equity securities primarily traded in three countries, including the United States, this may not be followed for temporary defensive periods when Series management believes it should invest entirely in domestic securities or in securities primarily traded in fewer than three foreign countries or in debt securities to a greater extent than 35% of the total assets of the Equity Series.

INCOME SERIES

      The Income Series will invest in countries and in currency denominations where the combination of fixed-income market returns, price appreciation of fixed-income obligations, equity securities and currency exchange-rate movements appear to present opportunities for an attractive total return consistent with the Income Series' investment objective.

      The Income Series will be invested primarily in a portfolio of (i) high-quality debt securities issued or guaranteed by U.S. and foreign governments or their agencies, instrumentalities or political subdivisions; (ii) high-quality debt securities issued or guaranteed by supranational organizations, such as the World Bank; (iii) high-quality U.S. and foreign corporate debt securities including commercial paper; and (iv) debt obligations of banks and bank holding companies. The high-quality debt securities described above will consist of those rated at the time of purchase within one of the two highest grades assigned by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged by Fund management to be of comparable quality. Up to 35% of the Income Series' total assets may be invested in equity securities and in debt securities rated below S&P's and Moody's two highest grades but rated at the time of purchase BBB or better by S&P or Baa or better by Moody's or, if unrated, judged by Fund management to be of comparable quality. Bonds rated Baa by Moody's or BBB by S&P are considered medium-grade and have speculative characteristics and are more sensitive to economic change than higher-rated bonds. A description of S&P's and Moody's ratings is included in the Appendix to the Statement of Additional Information. Fundamental economic strength, credit quality, currency exchange and interest-rate trends will be the principal determinants of the various country, geographic and industry sector weightings within the Income Series' portfolio.

      The U.S. Government securities in which the Income Series may invest include direct obligations of the United States Treasury (such as Treasury bills, notes and bonds) and obligations issued by United States Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association "GNMA" certificates), securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Banks) and securities supported solely by the creditworthiness of the issuer (such as Federal National Mortgage Association "FNMA" and Federal Home Loan Mortgage Corporation "FHLMC" securities).

      The other debt securities in which the Income Series may invest include, but are not limited to, domestic and foreign, fixed and floating-rate notes, bonds, debentures, convertible securities, certificates, warrants, commercial paper, and principal and interest pass-throughs issued by governments, authorities, partnerships, corporations, trust companies, banks and bank holding companies, and banker's acceptances, certificates of deposit, time deposits and deposit notes issued by domestic and foreign banks.

      The Equity and Income Series are permitted to utilize, within limits established by the Board of Directors, investment policies in an effort to enhance each Series' performance. If no limit is disclosed for a particular investment policy, this means that the Board of Directors did not establish a limit for such investment policy. These policies have risks associated with them. However, each Series follows certain practices that may reduce these risks. To the extent that each Series utilizes some of these policies, its overall performance may be positively or negatively affected. See "Policies Common to Both Series."

When-Issued Or Delayed Delivery Transactions: Such transactions arise when securities are purchased or sold by the Income Series with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Series at the time of entering other liquid high-grade debt obligations having a value equal to or greater than the Series' purchase commitments; the custodian will likewise segregate securities sold on a delayed delivery basis.

Risk: The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Income Series' assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Series' net asset value.

--------------------------------------------------------------------------------
Policies Common To Both Series

Country Diversification and Defensive Position. It is the present intention of each Series to invest its assets in securities which are primarily traded in the United Kingdom, Western Europe (Austria, Germany, the Netherlands, France, Switzerland, Italy, Belgium, Norway, Sweden, Denmark and Spain), Australia, Canada, the Far East (Japan, Hong Kong, Korea, Singapore, Taiwan and Thailand), Latin America (Argentina, Brazil, Mexico, Venezuela) and the United States. However, investments may be made, from time to time, in securities which are primarily traded in other developed countries. Except for the guidelines described above with respect to investing in at least three countries, including the United States, there are no limitations on how much of each Series' assets can be invested in securities primarily traded in any one country.

When Fund management believes that one or both Series should assume a temporary defensive position because of unfavorable investment conditions, the affected Series may temporarily hold its assets in cash and short-term money market instruments.

Diversification. Generally, the diversification rules under Subchapter M of the Internal Revenue Code require that at the end of each quarter of the taxable year, (a) not more than 25% of each Series' total assets be invested in any one issuer and (b) with respect to 50% of each Series' total assets, no more than 5% of each Series' total assets be invested in any one issuer, except U.S. Government securities. Each Series intends to meet these rules.

Since under these rules the Income Series, but not the Equity Series, may invest its assets in the securities of a limited number of issuers, the value of Income Series' investments may be more affected by any single adverse economic, political or regulatory occurrence than in the case of a "diversified" investment company under the Investment Company Act of 1940, such as the Equity Series.

The Equity Series, as a "diversified" investment company, is prohibited, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in securities of any one issuer other than U.S. Government securities.

With respect to the Income Series, the identification of an "issuer" will be determined on the basis of the source of assets and revenues committed to meeting interest and principal payments of the securities. When the assets and revenues of a sovereign state's political subdivision are separate from those of the sovereign state government creating the subdivision, and the security is backed only by the assets and revenues of the subdivision, the subdivision would be considered the sole issuer. Similarly, if a revenue bond is backed only by the assets and revenues of a nongovernmental user, then such user would be considered the sole issuer.

Covered Call Options: A covered call option on stock gives the buyer of the option, upon payment of a premium to the seller (writer) of the option, the right to call upon the writer to deliver a specified number of shares of a stock owned by the writer on or before a fixed date at a predetermined price.

Risk: Although each Series receives income based on receipt of the premium, it gives up participation in the appreciation of the stock above the predetermined price if it is called away by the buyer.

Limit: Each Series may write covered call options on securities having an aggregate market value not to exceed 5% of each Series' gross assets.

Limitations imposed by the Internal Revenue Service on regulated investment companies may restrict each Series' ability to engage in transactions in options.

Forward Foreign Currency Contracts: Each Series may enter into forward foreign currency contracts in primarily two circumstances. First, when it desires to "lock in" the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Series will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date of purchase or sale and the date of settlement.

Second, when Fund management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Series may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency or, in the alternative, may use a cross-currency-hedging technique whereby it enters into such a forward contract to sell another currency (obtained in exchange for the currency in which the portfolio securities are denominated if such securities are sold) which it expects to decline in a similar manner but that has a lower transaction cost.

Risk: Precise matching of the forward contract and the value of the securities involved will generally not be possible.

Limit: Limitations imposed by the Internal Revenue Code on regulated investment companies may restrict each Series' ability to engage in transactions in forward contracts.

Foreign Currency Put and Call Options: Each Series may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets ("OTC"). A put option gives the Series, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

A foreign currency call option written by either Series gives the purchaser, upon payment of a premium, the right to purchase from the Series a currency at the exercise price until the expiration of the option. The Series may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency ("Cross Hedging"). Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential.

Risk: OTC options are generally less liquid and involve issuer credit risk. The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities unless the Series and the counterparty have provided for the Series, at the Series' election, to unwind the OTC option. The exercise of such an option ordinarily would involve the payment by the Series of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Series to treat the assets used as "cover" as "liquid."

Limit: The premiums paid for such foreign currency put options will not exceed 5% of the net assets of the Series. Unlisted options, together with other illiquid securities, may comprise no more than 15% of the Series' net assets. The face value of such currency call option writing or cross-hedging may not exceed 90% of the value of the securities denominated in such currency (a) invested in by the Series to cover such call writing or (b) to be crossed.

Limitations imposed by the Internal Revenue Code on regulated investment companies may restrict each Series' ability to engage in transactions in cross hedges.

Segregation. The Fund's custodian will segregate cash or liquid high-grade debt securities or other permitted securities belonging to a Series in an amount not less than that required by SEC Release 10666 and SEC staff interpretations thereof with respect to a Series' assets committed to (a) writing options, (b) forward foreign currency contracts and (c) cross hedges entered into by a Series. If the value of the securities segregated declines, additional cash or permitted securities will be added on a daily basis (i.e., marked to market), so that the segregated amount will not be less than the amount of a Series' commitments with respect to such written options, forward foreign currency contracts and cross hedges.

Repurchase Agreements: Each Series may, on occasion, enter into repurchase agreements whereby the seller of a security agrees to repurchase that security at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the security. The Series' repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price, including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Series will require additional collateral.

Risk: If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Series may incur a loss.

Illiquid Securities: Securities not traded on the open market. May include illiquid Rule 144A securities.

Risk: Certain securities may be difficult or impossible to sell at the time and price the seller would like.

Limit: Each Series may invest up to 15% of its assets in illiquid securities. Securities determined by the Board of Directors to be liquid are not subject to this limitation.

Rule 144A Securities: Securities determined by the Directors to be liquid pursuant to Securities and Exchange Commission Rule 144A (the "Rule"). Under the Rule, a qualifying unregistered security may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.

Risk: Investments in Rule 144A securities initially determined to be liquid could have the effect of diminishing the level of a Series' liquidity during periods of decreased market interest in such securities.

Borrowing: Each Series may borrow money.

Risk: Depending on the circumstances, the interest paid on borrowed money may reduce a Series' return.

Limit: Not in excess of 331/3% of total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes. Up to an additional 5% of total assets are available for temporary purposes. Each Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

Rights and Warrants: Each Series may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants. The term "warrants" includes warrants which are not listed on the New York or American Stock Exchanges.

Limit: Each Series has no present intention to commit more than 5% of its gross assets to rights and warrants. Warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange may not exceed 2% of the Series' total assets.

Closed-End Investment Companies: Each Series may invest in closed-end investment companies.

Risk: Shares of such investment companies sometimes trade at a discount or premium in relation to their net asset value and there may be duplication of fees, for example, to the extent that a Series and the closed-end investment company both charge a management fee.

Limit: No more than 5% of the gross assets of a Series may be invested in closed-end investment companies.

Securities Lending: The lending of securities to financial institutions which provide continuous collateral equal to the market value of the securities loaned.

Risk: Delay in recovery of collateral and loss should the borrower of the security fail financially.

Limit: Loans, in the aggregate, may not exceed 5% of the Series' total assets.

Portfolio Turnover. The portfolio turnover rate for the fiscal year ended December 31, 1997 was 99.05% versus 81.97% for the prior fiscal year for the Equity Series and 616.63% versus 621.79% for the prior fiscal year for the Income Series. The high portfolio turnover rate for the Income Series relates to substantial trading of U.S. and U.S. agency mortgage-backed securities to take advantage of value changes among different agencies, coupons and maturities. Also, there was significant movement of investments from country to country to take advantage of return differentials.

Objective, Restriction and Policy Changes. A Series will not change its investment objective or its fundamental restrictions without shareholder approval. If a Series determines that its objective can best be achieved by a substantive change in investment policy, which may be changed without shareholder approval, the Series may make such change by disclosing it in the Prospectus.

For more information about investment policies, restrictions and risk factors, see the Statement of Additional Information.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of its plan for distributing shares, the Fund, along with Lord Abbett Distributor, pays compensation to Authorized Institutions that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: sales charges and 12b-1 fees that are paid out of the Fund's assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by share class, according to the Rule 12b-1 plan adopted by the Fund for each share class. The sales charges and 12b-1 fees paid by investors are detailed in the class-by-class information under "Investor Expenses" and "Purchases." The portion of these expenses that are paid as compensation to Authorized Institutions, such as your dealer, are shown in the chart on the last page of this Prospectus. Sometimes compensation is not paid where tracking data is not available for certain accounts and where the Authorized Institution waives part of the compensation as with an account under a Mutual Fund Wrap-Fee Program.

Rule 12b-1 distribution fees may be used to pay for sales compensation to Authorized Institutions, for any activity which is primarily intended to result in the sale of shares and, for Class B shares, the financing of sales commissions.

First Year Compensation. Whenever you make an investment in the Fund, the Authorized Institution receives compensation as described in the chart on the last page of this Prospectus.

Annual Compensation After First Year. Beginning with the second year after an investment is made, the Authorized Institution receives annual compensation as described in the chart on the last page of this Prospectus.

Additional Concessions may be paid to Authorized Institutions from time to time.

--------------------------------------------------------------------------------
GLOSSARY OF TERMS

Additional Concessions. A supplemental annual distribution fee equal to 0.10% of the average daily net asset value of the Class A shares is available to Authorized Institutions which have a program for the promotion and retention of such shares satisfying Lord Abbett Distributor. Class A shares held pursuant to a satisfactory program would, for example, (i) constitute a significant percentage of the Fund's net assets, (ii) be held for a substantial length of time and/or (iii) have a lower than average redemption rate.

      Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Lord Abbett Distributor may, from time to time, implement promotions under which Lord Abbett Distributor will pay a fee to dealers with respect to certain purchases not involving imposition of a sales charge. Additional payments may be paid from Lord Abbett Distributor's own resources and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

      In selecting dealers to execute portfolio transactions for the Fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 plan are "authorized institutions."

Eligible Fund. (a) Any Lord Abbett-sponsored fund except certain tax-free, single-state series where the exchanging shareholder is a resident of a state in which such series is not offered for sale; Lord Abbett Equity Fund; Lord Abbett Series Fund; Lord Abbett Research Fund -- Mid-Cap Series; Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett Family of Funds). (b) Any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

Eligible Guarantor. Any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.

Eligible Mandatory Distributions. If Class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

Employees of Lord Abbett/Fund Directors (Trustees). The terms "directors," "trustees" (of a Fund) and "employees" (of Lord Abbett) include a director's (trustee's) or employee's spouse (including the surviving spouse of a deceased director (trustee) or employee). The terms "directors," "trustees" and "employees of Lord Abbett" also include other family members and retired directors (trustees) and employees.

Legal Capacity. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe.

      Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) that has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as follows: ABC Corporation by Mary B. Doe, President.

      An acceptable form of guarantee would be as follows:

o     In the case of the estate -

      Robert A. Doe, Executor
      of the Estate of John W. Doe

      [Date]                                          SIGNATURE GUARANTEED
                                                      MEDALLION GUARANTEED
                                                       NAME OF GUARANTOR

                                                          [ILLEGIBLE]
                                                 -------------------------------
                                                            AUTHORIZED SIGNATURE
                                                 (960)                  X9603470
                               SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (SM)
                                                                              SR

o     In the case of the corporation -

      ABC Corporation
      Mary B. Doe
      By Mary B. Doe, President

      [Date]                                          SIGNATURE GUARANTEED
                                                      MEDALLION GUARANTEED
                                                       NAME OF GUARANTOR

                                                          [ILLEGIBLE]
                                                 -------------------------------
                                                            AUTHORIZED SIGNATURE
                                                 (960)                  X9603470
                               SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (SM)
                                                                              SR

Lord Abbett Consultants/Advisers. Consultants and advisers to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide services to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such fund.

Lord Abbett Distributor LLC. Lord Abbett Distributor is the Fund's exclusive selling agent. Lord

Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained.

Mutual Fund Wrap-Fee Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions.

Purchaser. The term "purchaser" includes: (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code -- more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

Retirement Plans. Employer-sponsored retirement plans under the Internal Revenue Code.

Special Retirement Wrap Program. A program sponsored by an authorized institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap-fee program. Such characteristics include, among other things, the fact that an authorized institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under Class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plans.

Total Return. "Total return" for the one-, five- and ten-year periods represents the average annual compounded rate of return on an investment of $1,000 in the Fund at the maximum public offering price. When total return is quoted for Class A shares, it includes the payment of the maximum initial sales charge. When total return is shown for Class B and Class C shares, it reflects the effect of the applicable CDSC. Total return also may be presented for other periods or based on investments at reduced sales charge levels or net asset value. Any quotation of total return not reflecting the maximum sales charge (front-end, level, or back-end) would be reduced if such sales charge were used. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. See "Past Performance" in the Statement of Additional Information for a more detailed description.

Yield. Each class of shares calculates its "yield" by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses (including actual 12b-1 fees) of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure investment return based on dividends actually paid to shareholders. To show that return, a dividend distribution rate may be calculated. Dividend distribution rate is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend distribution rates for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and Class C shares do not reflect the deduction of the CDSC.

--------------------------------------------------------------------------------
      This Prospectus does not constitute an offering in any jurisdiction in which such offer is not authorized or in which the person making such offer is not qualified to do so or to anyone to whom it is unlawful to make such offer.

      No person is authorized to give any information or to make any representations not contained in this Prospectus or in supplemental sales material authorized by the Fund and no person is entitled to rely upon any information or representation not contained herein or therein.

The performance of the Class A shares of each multi-class Series which is shown in the comparisons below will be greater than or less than that shown below for Class B and Class C shares based on the differences in sales charges and fees paid by shareholders investing in the different classes.

Comparison of change in value of a $10,000 investment in Class A shares in the Equity Series, assuming reinvestment of all dividends and distributions and the unmanaged Morgan Stanley World Index.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a line graph in the printed material.]

Past performance is no
guarantee of future results

The Series (Class A Shares) at net asset value(1)             $19,600
The Series (Class A shares) at maximum offering price(2)      $18,474
Morgan Stanley World Index(2)                                 $25,837

--------------------------------------------------------------------------------
Average Annual Total Return for Class A Shares(3)
--------------------------------------------------------------------------------
    1 Year                5 Years               Life of Class (9/30/88-12/31/97)
================================================================================
    1.70%                  8.69%                             6.86%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Return for Class B Shares(4)
--------------------------------------------------------------------------------
    1 Year                                       Life of Class (8/1/96-12/31/97)
================================================================================
    2.91%                                                    5.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Return for Class C Shares
--------------------------------------------------------------------------------
    1 Year                                       Life of Class (8/1/96-12/31/97)
================================================================================
    7.35%                                                    8.55%
--------------------------------------------------------------------------------

Comparison of change in value of a $10,000 investment in Class A shares in the Income Series, assuming reinvestment of all dividends and distributions and the unmanaged J.P. Morgan Global Government Bond Index.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a line graph in the printed material.]

Past performance is no
guarantee of future results

The Series (Class A Shares) at net asset value(1)             $21,565
The Series (Class A shares) at maximum offering price(2)      $21,158
J.P. Morgan Global Government Bond Index(2)                   $21,545

--------------------------------------------------------------------------------
Average Annual Total Return for Class A Shares(3)
--------------------------------------------------------------------------------
    1 Year                5 Years               Life of Class (9/30/88-12/31/97)
================================================================================
    -.70%                  5.85%                             7.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Return for Class B Shares(4)
--------------------------------------------------------------------------------
    1 Year                                       Life of Class (8/1/96-12/31/97)
================================================================================
    -.65%                                                    3.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Return for Class C Shares
--------------------------------------------------------------------------------
    1 Year                                      Life of Class (7/15/96-12/31/97)
================================================================================
    3.49%                                                    7.52%
--------------------------------------------------------------------------------

(1) Data reflects the deduction of the maximum initial sales charge of 5.75% for the Equity Series and 4.75% for the Income Series applicable to Class A shares.
(2) Performance numbers for the unmanaged Morgan Stanley World (Source: Lipper Analytical Services Inc.) and J.P. Morgan Global Government Bond (Source:
      Bloomberg LLP) Indices do not reflect transaction costs or management fees. An investor cannot invest directly in either Index.
(3) Total return is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares of the Equity Series and 4.75% applicable to Class A shares of the Income Series, with all dividends and distributions reinvested for the periods shown ending December 31, 1997 using the SEC-required uniform method to compute such return.
(4)   Performance numbers reflect the deduction of the applicable CDSC.

------------------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES                                                            FIRST YEAR COMPENSATION
Class A investments
                                        Front-end
                                        sales charge            Dealer's
                                        paid by investors       concession              Service fee(1)         Total compensation(2)
                                        (% of offering price)   (% of offering price)   (% of net investment)  (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                5.75%                  5.00%                   0.25%                  5.24%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                                4.75%                  4.00%                   0.25%                  4.24%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                              3.75%                  3.25%                   0.25%                  3.49%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                              2.75%                  2.25%                   0.25%                  2.49%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                              2.00%                  1.75%                   0.25%                  2.00%
------------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or
Retirement Plan - 100 or more eligible employees(3) or
Special Retirement Wrap Program(3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million                     no front-end sales charge          1.00%                   0.25%                  1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that           no front-end sales charge          0.55%                   0.25%                  0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that          no front-end sales charge          0.50%                   0.25%                  0.75%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million                     no front-end sales charge          0.25%                   0.25%                  0.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                           Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          3.75%                   0.25%                  4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          0.75%                   0.25%                  1.00%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES                                                    ANNUAL COMPENSATION AFTER FIRST YEAR
Class A investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          none                    0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                              Percentage of average net assets (4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          none                    0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          0.75%                   0.25%                  1.00%

(1) The service fee for Class A shares is paid quarterly. The first year's service fee on Class B and C shares is paid at the time of sale.

(2) Reallowance/concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions from time to time.

(3) Concessions are paid at the time of sale on all Class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) Class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and(b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded.

(4) With respect to Class B and C shares, 0.25% and 1.00%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions. These fees are paid quarterly in arrears. CDSC revenues collected may be used to fund commission payments when there is no initial sales charge.

------------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES                                                            FIRST YEAR COMPENSATION
Class A investments
                                        Front-end
                                        sales charge            Dealer's
                                        paid by investors       concession              Service fee(1)         Total compensation(2)
                                        (% of offering price)   (% of offering price)   (% of net investment)  (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                4.75%                  4.00%                   0.25%                  4.24%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                                4.75%                  4.25%                   0.25%                  4.49%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                              3.75%                  3.25%                   0.25%                  3.49%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                              2.75%                  2.50%                   0.25%                  2.74%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                              2.00%                  1.75%                   0.25%                  2.00%
------------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or
Retirement Plan - 100 or more eligible employees(3) or
Special Retirement Wrap Program(3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million                     no front-end sales charge          1.00%                   0.25%                  1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that           no front-end sales charge          0.55%                   0.25%                  0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that          no front-end sales charge          0.50%                   0.25%                  0.75%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million                     no front-end sales charge          0.25%                   0.25%                  0.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                           Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          3.75%                   0.25%                  4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          0.75%                   0.25%                  1.00%
------------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES                                                    ANNUAL COMPENSATION AFTER FIRST YEAR
Class A investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          none                    0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                              Percentage of average net assets (4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                          no front-end sales charge          none                    0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All  amounts                         no front-end sales charge          0.65%                   0.25%                  0.90%

(1) The service fee for Class A shares is paid quarterly. The first year's service fee on Class B and C shares is paid at the time of sale.

(2) Reallowance/concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions from time to time.

(3) Concessions are paid at the time of sale on all Class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) Class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and(b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded.

(4) With respect to Class B and C shares, 0.25% and 0.90%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions. These fees are paid quarterly in arrears. In the case of Class C shares for fixed-income series, 0.10% of the average net asset value of such shares is retained by Lord Abbett Distributor, thus reducing from 0.75% to 0.65% after the first year. Lord, Abbett & Co. uses 0.10% for expenses primarily intended to result in the sale of such series' shares. CDSC revenues collected may be used to fund commission payments when there is no initial sales charge.

Investment Manager and Underwriter

Lord, Abbett & Co. and Lord Abbett Distributor LLC
The General Motors Building
767 Fifth Avenue
New York, New York 10153-0203
212-848-1800

Custodian

The Bank of New York
48 Wall Street
New York, New York 10286

Transfer Agent and Dividend
Disbursing Agent

United Missouri Bank of Kansas City, N.A.
Tenth and Grand
Kansas City, Missouri 64141

Shareholder Servicing Agent

DST Systems, Inc.
P.O. Box 419100
Kansas City, Missouri 64141
800-821-5129

Auditors

Deloitte & Touche LLP

Counsel

Debevoise & Plimpton

Printed in the U.S.A.

LAGF-1-598

(5/98)

LORD ABBETT
GLOBAL FUND, INC.
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203

--------------------------------------------------------------------------------
LORD ABBETT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Additional Information                                  May 1, 1998
--------------------------------------------------------------------------------

                                Global Fund, Inc.
--------------------------------------------------------------------------------

This Statement of Additional Information is not a Prospectus. A Prospectus for Lord Abbett Global Fund, Inc. (the "Fund" or "we") may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement relates to, and should be read in conjunction with, the Prospectus dated May 1, 1998.

Our Board of Directors has authority to create and classify shares of common stock in separate series, without further action by shareholders. To date, 100,000,000 shares of the Equity Series and 100,000,000 shares of the Income Series have been authorized at $0.001 par value. Both Series consist of three classes (A, B and C). The Board of Directors will allocate these authorized shares among the classes of each Series from time to time. All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Although no present plans exist to do so, further series may be added in the future. The Investment Company Act of 1940, as amended (the "Act"), requires that where more than one series exists, each series must be preferred over all other series in respect of assets specifically allocated to such series.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements of the Rule.

Shareholder inquiries should be made by writing directly to the Fund or by calling 800-821-5129. In addition, you can make inquiries through your dealer.

            TABLE OF CONTENTS                                      Page
            1.  Investment Policies                                2
            2.  Directors and Officers                             6
            3.  Investment Advisory and Other Services             8
            4.  Portfolio Transactions                             10
            5.  Purchases, Redemptions and Shareholder Services    11
            6.  Past Performance                                   18
            7.  Taxes                                              19
            8.  Information About the Fund                         20
            9.  Financial Statements                               20
            10. Appendix                                           21

                                       1.
                               Investment Policies

Fundamental Investment Restrictions

We are subject to the following investment restrictions which cannot be changed without approval of a majority of our outstanding shares. Neither Series may:
(1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and
(iv) it may purchase securities on margin to the extent permitted by applicable law; (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Series' investment policies as permitted by applicable law);
(3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws; (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Series may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; (5) buy or sell real estate (except that a Series may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent a Series may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts); (6) with respect to 75% of the gross assets of the Equity Series, buy securities of one issuer representing more than (i) 5% of the Equity Series' gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer; (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or (8) issue senior securities to the extent such issuance would violate applicable law.

With respect to the restrictions mentioned herein, compliance therewith will not be affected by changes in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.

Non-Fundamental Investment Restrictions. In addition to the investment restrictions above which cannot be changed without shareholder approval, each Series is also subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval. Neither Series may: (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes; (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law; (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Directors;
(4) invest in the securities of other investment companies except as permitted by applicable law; (5) invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of a Series' total assets would be invested in such securities (this restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities); (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or directors of the Fund or by one or more partners or members of a Series' underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer; (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of such Series' total assets (included within such limitation, but not to exceed 2% of such Series' total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange); (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Series may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities; (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's prospectus and statement of additional information, as they may be amended from time to time; or (10) buy from or sell to any of its officers, directors, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Fund's common stock.

The Income Series will be required to meet the diversification rules under Subchapter M of the Internal Revenue Code.

Although it has no current intention to do so, the Fund may invest in financial futures and options on financial futures.

Portfolio Turnover Rate

For the fiscal years ended December 31, 1997 and 1996 the portfolio turnover rates were 99.05% and 81.97% for the Equity Series and 616.63% and 621.79% for the Income Series, respectively.

Foreign Currency Hedging Techniques

The Fund may utilize various foreign currency hedging techniques described below, including forward foreign currency contracts and foreign currency put and call options.

Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a set price at a future date. The Fund expects to enter into forward foreign currency contracts in primarily two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency or, in the alternative, the Fund may use a cross-hedging technique whereby it sells another currency which the Fund expects to decline in a similar way but which has a lower transaction cost. Precise matching of the forward contract amount and the value of the securities involved will not generally be possible since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund does not intend to enter into such forward contracts under this second circumstance on a continuous basis.

Foreign Currency Put and Call Options. The Fund may also purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

Exchange-listed options markets in the United States include several major currencies, and trading may be thin and illiquid. A number of major investment firms trade unlisted options which are more flexible than exchange-listed options with respect to strike price and maturity date. Unlisted options generally are available in a wider range of currencies, including those of most of the developed countries mentioned under "Investment Objectives and Policies" in the Prospectus. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. Unlisted options are subject to a limit of 5% of each Series' net assets illiquid securities.

A call option written by the Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. The Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such writing may not exceed 90% of the value of the securities denominated in such currency invested in by the Fund or in such cross currency (referred to above) to cover such call writing.

Investment Techniques

The Fund intends to utilize, from time to time, one or more of the investment techniques described below, including covered call options, rights and warrants and repurchase agreements. It is the Fund's current intention that no more than 5% of each Series' net assets will be at risk in the use of any one of such investment techniques. While some of these techniques involve risk when utilized independently, the Fund intends to use them to reduce risk and volatility in its portfolios.

Covered Call Options. Each Series may write covered call options on securities it owns ("call options"), provided that the securities held to cover such call options do not represent more than 5% of a Series' net assets. A call option on stock gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to call upon the writer to deliver a specified number of shares of a stock on or before a fixed date at a predetermined price.

The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received. The writer of a fully collateralized call option gives up the gain possibility of the underlying stock beyond the call price and continues to have the downside risk of such securities. In addition, in exchange for the premium received, the writer of the call gives up the gain possibility of the stock appreciating above the call price. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the sum of the premium less brokerage commissions and fees plus the difference between the strike price of the call and the market price of the underlying security.

Each Series will not use call options on individual equity securities traded on foreign securities markets.

The Fund's custodian will segregate cash or liquid high-grade debt securities in an amount not less than that required by SEC Release 10666 and any SEC staff interpretations thereof with respect to each Series' assets committed to (a) forward foreign currency contracts and (b) cross hedges. If the value of the segregated securities declines, additional cash, equity and debt securities consistent with the Fund's policies and such SEC requirements will be added on a daily basis (i.e., marked to market) so that the segregated amount will not be less than the amount of the Series' commitments with respect to such forward contracts and cross hedges.

Rights and Warrants. Each Series may invest in rights and warrants to purchase securities. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange.

Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro-rata basis) for additional securities of the same class, of a different class, or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value if they are not exercised prior to their expiration date.

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which the Series acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by the Series have a total value in excess of the value of the repurchase agreement. Each Series requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit the each Series to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Series may incur a loss upon their disposition. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. While the Series acknowledges these risks, it is expected that they can be controlled through stringent selection criteria and careful monitoring procedures. Each Series intends to limit repurchase agreements to transactions with dealers and financial institutions believed by the Series to present minimal credit risks. Each Series will monitor creditworthiness of the repurchase agreement sellers on an ongoing basis.

Lending Portfolio Securities

Each Series may lend its portfolio securities to registered broker-dealers. These loans, if and when made, may not exceed 15% of each Series' total assets. Each Series' lending of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government securities") or other permissible means. The cash or instruments collateralizing each Series' lending of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Series may allow a part of the interest received with respect to the investment of collateral to be paid to the borrower and/or a third party that is not affiliated with the Series and is acting as a "placing broker." No fee will be paid to affiliated persons of a Series.

By lending portfolio securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities, or obtaining yield in the form of interest paid by a borrower when such U.S. Government securities are used as collateral. Each Series will comply with the following conditions whenever it lends securities: (i) the Series must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, except that if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities.

INCOME SERIES ONLY

When-Issued Transactions

As stated in the Prospectus, the Income Series may purchase portfolio securities on a when-issued basis. When-issued transactions involve a commitment by the Income Series to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When the Income Series enters into a when-issued purchase, it becomes obligated to purchase securities and it assumes all the rights and risks attendant to ownership of a security, although settlement occurs at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time the Income Series makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Income Series generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

                                       2.
                             Directors and Officers

The following directors and officers are partners of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. They have been associated with Lord Abbett for over five years and are also officers and/or directors or trustees of the twelve other Lord Abbett-sponsored funds. They are "interested persons" as defined in the Act, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President
E. Wayne Nordberg, age 59, Vice President

The following outside directors are also directors or trustees of the twelve other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Courtroom Television Network
600 Third Avenue
New York, New York

Chief Executive Officer of Courtroom Television Network. Formerly President and Chief Executive Officer of Time Warner Cable Programming, Inc. Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 56.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 67.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 72.

C. Alan MacDonald
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly General Partner, The Marketing Partnership, Inc., a full service marketing consulting firm (1994 - 1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992 - 1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J.B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 64.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company. Age 69.

Thomas J. Neff
Spencer Stuart U.S.
277 Park Avenue
New York, New York

Chairman of Spencer Stuart U.S., an executive search consulting firm. Age 60.

The second column of the following table sets forth the compensation accrued for the Fund's outside directors. The third column sets forth information with respect to the equity-based benefits accrued for outside directors by the Lord Abbett-sponsored funds. The fourth column sets forth the total compensation payable by such funds to the outside directors. No director of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a director or officer.

                           For the Fiscal Year Ended December 31, 1997
                           -------------------------------------------

     (1)                              (2)                  (3)                      (4)
                                                     Pension or               For Year Ended
                                                     Retirement Benefits      December 31, 1997
                                                     Accrued by the           Total Compensation
                                   Aggregate         Fund and                 Accrued by the Fund and
                                   Compensation      Twelve Other Lord        Twelve Other Lord
                                   Accrued by        Abbett-sponsored         Abbett-sponsored
Name of Director                   the Fund(1)       Funds(2)                 Funds(3)
----------------                   -----------       -------------------      -----------------------
E. Thayer Bigelow                  $1,029            $17,068                  $56,000
Stewart S. Dixon                   $1,011            $32,190                  $55,000
John C. Jansing                    $1,011            $45,085(4)               $55,000
C. Alan MacDonald                  $1,055            $30,703                  $57,400
Hansel B. Millican, Jr             $1,011            $37,747                  $55,000
Thomas J. Neff                     $1,029            $19,853                  $56,000

1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside directors is being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors.

2. The amounts in Column 3 were accrued by the Lord Abbett-Sponsored Funds for the 12 months ended December 31, 1997 with respect to the equity based plans established for independent directors in 1996. This plan supercedes a previously approved retirement plan for all future directors. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election. Each plan also provides for a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.

3. This column shows aggregate compensation, including directors fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1997. The amounts of the aggregate compensation payable by the Fund as of December 31, 1997 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $3,980; Mr. Dixon, $6,489; Mr. Jansing, $10,132; Mr. MacDonald, $6,449;

      Mr. Millican, $10,211 and Mr. Neff, $10,016. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of December 31, 1997, each would own, the following: Mr. Bigelow, 446 shares; Mr. Dixon, 887 shares; Mr. Jansing, 2,641 shares; Mr. MacDonald, 723 shares; Mr. Millican, 452 shares; and Mr. Neff, 5,990 shares.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan which provides that outside directors (Trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Brown, Carper, Hilstad, Morris, Nordberg and Walsh are partners of Lord Abbett; the others are employees: Zane E. Brown, age 46; Timothy W. Horan, age 43 (with Lord Abbett since 1996 - formerly Senior Manager of Credit Suisse; prior thereto Vice President of Aubrey G. Lanston & Co.); E. Wayne Nordberg, age 59; Executive Vice Presidents; Paul A. Hilstad, age 55, Vice President and Secretary (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.); Daniel E. Carper, age 46; Lawrence H. Kaplan, age 41 (with Lord Abbett since 1997 - formerly vice president and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.); Thomas F. Konop, age 56; Jerald M. Lanzotti, age 30 (with Lord Abbett since 1996 - formerly an Associate of Deutsche Morgan Grenfell/C.J. Lawrence Inc.); ; Robert G. Morris, age 53; A. Edward Oberhaus, age 38; Keith F. O'Connor, age 42; Fernando Saldanha, age 45 (with Lord Abbett since 1998 formerly Senior Financial Officer at World Bank from 1988); John J. Walsh, age 62 - Vice Presidents; Donna M. McManus, age 37, Treasurer (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).

The Fund's By-Laws provide that the Fund shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Investment Company Act of 1940, as amended (the "Act"), or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors and vote on the approval of the independent auditors of the Fund.

As of April 1, 1997, our officers and directors, as a group, owned less than 1% of our outstanding shares.

                                       3.
                     Investment Advisory and Other Services

As described under "Our Management" in the Prospectus, Lord Abbett is the Fund's investment manager. Seven of the twelve general partners of Lord Abbett are officers and/or directors of the Fund, as follows: Zane E. Brown, Daniel E. Carper, Robert S. Dow, Paul A. Hilstad, Robert G. Morris, E. Wayne Nordberg and John J. Walsh. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203.

The services performed by Lord Abbett are described under "Our Management" in the Prospectus. Under the Management Agreement, we pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% for the Equity Series and .50 of 1% for the Income Series. Notwithstanding the above, Lord Abbett may, but is not required to, waive its fee or directly pay all or any portion of the expenses of either Series not expressly assumed by Lord Abbett under the Management Agreement

The expense ratios for 1997 and 1996 were as follows:

                                    1997                         1996
                                    ----                         ----
                            A         B         C         A        B*       C*
                          ----      ----      ----      ----      ---      ---
Income                    1.10%     1.78%     1.77%     1.04%     .73%     .87%
Equity                    1.51%     2.23%     2.14%     1.52%     .83%     .83%

* not annualized

We pay all expenses not expressly assumed by Lord Abbett, including without limitation 12b-1 expenses, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

There is a Sub-Investment Management Agreement (the "New Agreement") with respect to the Equity Series between Lord Abbett and Edinburgh Fund Managers plc (the "Sub-Adviser"), under which the Sub-Adviser provides Lord Abbett with advice with respect to that portion of the Equity Series' assets invested in countries other than the United States, as more particularly described in the Prospectus.

The Sub-Adviser provides international investment research and advisory services to private and institutional clients, investment trusts, pension clients and unit trusts both in the United Kingdom and overseas. The Sub-Adviser currently manages approximately $10 billion, and its investment and administrative staffs have substantial global investment management experience.

Securities held by either Series of the Fund may also be held by other funds or investment advisory clients for which Lord Abbett or the Sub-Adviser (in the case of the Equity Series) or their affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by Lord Abbett or the Sub-Adviser (in the case of the Equity Series) for the Fund or for other funds or clients for which they render investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of Lord Abbett, the Sub-Adviser (in the case of the Equity Series) or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281 are the independent accountants of the Fund and must be approved at least annually by our Board of Directors to continue in such capacity. They perform audit services for the Fund including the examination of financial statements included in our annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York 10286, is the Fund's custodian. Rules adopted by the Securities & Exchange Commission under the Act permit the Fund to maintain its foreign assets in the custody of certain eligible foreign banks and securities depositories. The Fund's portfolio securities and cash, when invested in foreign securities and not held by BNY or its foreign branches, are held by sub-custodians of BNY approved by the Board of Directors of the Fund in accordance with such rules.

The Sub-Custodians of BNY are:

Euro-Clear (a transnational securities depository); Australia: ANZ Banking Group; Austria: Creditanstalt-Bankverein; Canada: Canadian Imperial Bank of Commerce; Chile: Citibank, N.A.; Czech Republic: Ceskoslovenska Obchodni

Banka; Denmark: Den Danske Bank; Finland: Union Bank of Finland; Germany: J.P. Morgan GmbH; Greece: National Bank of Greece S.A.; Hong Kong, Indonesia, Philippines, Taiwan and Thailand: Hong Kong & Shanghai Banking Corp.; Hungary:
Citibank Budapest Rt; India: Hong Kong and Shanghai Banking Corporation;
Ireland: Allied Irish Banks, PLC; Israel: Bank Leumi LE-Israel B.M.; Japan: The Fuji Bank, Ltd.; Jordan: Citibank, N.A.; Korea: Bank of Seoul; Luxembourg:
Banque Internationale A Luxembourg, S.A.; Mexico: Citibank, N.A.; Morocco:
Banque Commerciale du Maroc; Netherlands: Bank van Haften Labouchere; New
Zealand: Anz Banking Group Ltd.; Norway: Den Norske Bank; Pakistan: Citibank, N.A.; Peru: Citibank, N.A.; Poland: Bank Handlowy w Warszawie S.A.; Portugal:
Banco Espirito Santo E Comercial de Lisboa; Malaysia, Singapore: Development Bank of Singapore; South Africa: The First National Bank of Southern Africa; Sri
Lanka: Hong Kong and Shanghai Banking Corporation; Sweden: Skandinaviska Enskilda Banken; Switzerland: Bank Leu; Turkey: Citibank, N.A.; Venezuela:
Citibank, N.A.

                                       4.
                             Portfolio Transactions

With respect to the Income Series, purchases and sales of portfolio securities usually will be principal transactions and normally such securities will be purchased directly from the issuer or from an underwriter or market maker for the securities. Therefore, the Income Series usually will pay no brokerage commissions for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer's markup. Principal transactions, including riskless principal transactions, are not afforded the protection of the safe harbor in Section 28
(e) of the Securities Exchange Act of 1934.

Our policy is to obtain best execution on all our portfolio transactions, which means that we seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including dealer markups and markdowns and any brokerage commissions and taking into account the full range and quality of the brokers' services. With respect to the Equity Series, consistent with obtaining best execution, we may pay, as described below, a higher commission than some brokers might charge on the same transactions. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. For foreign securities purchased or sold by the Equity Series, the selection is made by the Sub-Adviser. They are responsible for obtaining best execution.

In transactions on stock exchanges in the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Fund's portfolios usually will include a concession paid to the underwriter by the issuer and purchases from dealers serving as market makers will include the spread between the bid and asked prices. When commissions are negotiated, we pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commission on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include such factors as showing the Fund trading opportunities including blocks, willingness and ability to take positions in securities, knowledge of a particular security or market, proven ability to handle a particular type of trade, confidential treatment, promptness and reliability. Some of our brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-part suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage of other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. The Fund has been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Fund to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as we do.

We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

During the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid total commissions to independent broker-dealers of $414,606, $372,219, and $347,151 respectively.

                                       5.
                             Purchases, Redemptions
                            and Shareholder Services

The Fund values its portfolio securities at their market values as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities that are not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked price. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

Information concerning how each Series values its shares for the purchase and redemption or repurchase of its shares is briefly described in the Prospectus under "Purchases" and "Redemptions," respectively.

As disclosed in the Prospectus, each Series calculates its net asset value and is otherwise open for business on each day that the NYSE is open for trading. The NYSE is closed on Saturdays and Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the mean between the buying and selling rates of such currencies against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Board of Directors of the Fund. The Board of Directors will monitor, on an ongoing basis, the Fund's method of valuation.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Series' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Series' calculation of net asset values unless the Fund's Directors determine that the particular event would materially affect net asset value, in which case an adjustment will be made.

The net asset value per share for the Class B and Class C shares is determined in the same manner as for the Class A shares (net assets divided by shares outstanding). Our Class B and Class C shares are sold at net asset value.

The maximum offering prices of each Series' Class A shares on December 31, 1997 were computed as follows:

                                                              Equity      Income
                                                              Series      Series
                                                              ------      ------

Net asset value per share (net assets
  divided by shares outstanding) .........................    $12.08      $8.09

Maximum offering price per
  share (net asset value divided by .9425 and .9525,
    respectively) ........................................     12.82      $8.49

The Fund has entered into a distribution agreement with Lord Abbett Distributor under which Lord Abbett is obligated to use its best efforts to find purchasers for the shares of the Fund and to make reasonable efforts to sell Fund shares, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years Lord Abbett, as the Fund's principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

                                  Equity Series
                             Year Ended December 31,
                             -----------------------

                                            1997           1996           1995
                                            ----           ----           ----
Gross sales charge ...................    $200,054       $310,158       $266,247

Amount allowed to dealers ............    $170,647       $267,318       $245,921
                                          --------       --------       --------
Net commissions received by
  Lord Abbett ........................    $ 29,407         42,840       $ 20,326
                                          ========       ========       ========

                                                      Income Series
                                                Year Ended December 31,
                                                -----------------------

                                           1997           1996            1995
                                           ----           ----            ----

Gross sales charge ..................    $75,727        $172,464        $308,511

Amount allowed to dealers ...........    $65,169        $148,333        $265,179
                                         -------        --------        --------
Net commissions received by
  Lord Abbett .......................    $10,558        $ 24,131        $ 43,332
                                         =======        ========        ========

Conversion of Class B Shares. The conversion of Class B shares on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class A, B and C Rule 12b-1 Plans. As described in the Prospectus, the Fund has adopted on behalf of each class of each Series, a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act: the "A Plans," the "B Plans" and the "C Plans," respectively. In adopting each Plan and in approving its continuance, the Board of Directors has concluded that there is a reasonable likelihood that each Plan will benefit its respective Class and such Class' shareholders. The expected benefits include greater sales and lower redemptions of Class shares, which should allow each Class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Lord Abbett used all amounts received under each Plan for payments to dealers for (i) providing continuous services to the shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of each Series.

The fees payable under the A Plan, B Plan and C Plan are described in the Prospectus. For the fiscal year ended December 31, 1997 fees paid to dealers under the A Plans for the Equity Series and Income Series were $ 234,057 and $498,360, respectively.

For the period ending December 31, 1997, fees paid to dealers under the B Plans for the Equity Series and Income Series were $7,200 and $10,990, respectively.

For the period ending December 31, 1997 for the Equity Series and for the period ending December 31, 1997 for the Income Series, fees paid to dealers under the C Plans were $4,525 and $59,500, respectively.

Each Plan requires the directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside directors"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable Class and the approval of a majority of the directors, including a majority of the outside directors. Each Plan may be terminated at any time by vote of a majority of the outside directors or by vote of a majority of its Class's outstanding voting securities.

Contingent Deferred Sales Charges. A Contingent Deferred Sales Charge ("CDSC")
(i) applies regardless of class, (ii) will not apply to shares purchased by the reinvestment of dividends or capital gains distributions; (iii) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (iv) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.

Class A Shares. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which the Fund has paid the one-time distribution fee of 1% if such shares are redeemed out of the Lord Abbett-sponsored family of funds within a period of 24 months from the end of the month in which the original sale occurred.

Class B Shares. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored family of funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related service to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on                 Contingent Deferred Sales
Which the Purchase Order Was Accepted     Charge on Redemptions
                                          (As % of Amount Subject to Charge)
Before the 1st .........................................  5.0%
On the 1st, before the 2nd .............................  4.0%
On the 2nd, before the 3rd .............................  3.0%
On the 3rd, before the 4th .............................  3.0%
On the 4th, before the 5th .............................  2.0%
On the 5th, before the 6th .............................  1.0%
On or after the 6th anniversary ........................ None

In the table, an "anniversary" is the 365th day subsequent to the acceptance of a purchase order or a prior anniversary. All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares. As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder will be required to pay to the Fund on behalf of Class C shares a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge will be collected by the other fund on behalf of the Series' Class C shares.

General. The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A and Class B shares, no CDSC is payable on redemptions by participants or beneficiaries from employer-sponsored retirement plans under the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings,
(ii) in connection with mandatory distribution under 403(b) plans and IRAs and
(iii) in connection with death of the shareholder. In the case of Class A and Class C shares, the CDSC is received by the Fund and is intended to reimburse all or a portion of the amount paid by the Fund if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related service to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B Plan distribution fee.

The other funds and series which participate in the Telephone Exchange Privilege (except (a) Lord Abbett U.S. Government Securities Money Market Fund, Inc. ("GSMMF"), (b) certain series of Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF" (collectively, the "Non-12b-1 Funds")) have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett family of funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A and Class C shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B shares. Thus, if shares of a Lord Abbett fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett funds, in the case of the Class A and Class C shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B shares. Acquired Shares held in GSMMF and AMMF which are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the Exchanged Shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) amounts derived from increases in the value of the account above the total cost of shares being redeemed due to increases in net asset value, (ii) shares with respect to which no Lord Abbett fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iii) shares which, together with Exchanged Shares, have been held continuously for 24 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level ), (ii) GSMMF or (iii) AMMF, to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Series being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMF have the same right to exchange their shares for the corresponding class of each Series' shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received prior to the close of the NYSE in proper form. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice. "Eligible Funds" are AMMF and other Lord Abbett-sponsored funds which are eligible for the exchange privilege, except Lord Abbett Series Fund ("LASF") which offers its shares only in connection with certain variable annuity contracts, Lord Abbett Equity Fund ("LAEF") which is not issuing shares, and series of Lord Abbett Research Fund not offered to the general public ("LARF").

Statement of Intention. Under the terms of the Statement of Intention to invest $50,000 or more over a 13-month period as described in the Prospectus, shares of a Lord Abbett-sponsored fund (other than shares of LAEF, LASF, LARF, GSMMF and AMMF, unless holdings in GSMMF and AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) currently owned by you are credited as purchases (at their current offering prices on the date the Statement is signed) toward achieving the stated investment and reduced initial sales charge for Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Statement is not completed. The Statement of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation. As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Lord Abbett-sponsored funds (other than LAEF, LARF, LASF, GSMMF, and AMMF unless holdings in GSMMF or AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) so that a current investment, plus the purchaser's holdings valued at the current maximum offering price, reach a level eligible for a discounted sales charge for Class A shares.

Net Asset Value Purchases of Class A Shares. As stated in the Prospectus, our Class A shares may be purchased at net asset value by our directors, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the director or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of employees of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "directors" and "employees" include a trustee's or employee's spouse (including the surviving spouse of a deceased director or employee). The terms "our directors" and "employees of Lord Abbett" also include other family members and retired directors and employees.

Our Class A shares also may be purchased at net asset value (a) at $1 million or more, (b) with dividends and distributions from Class A shares of other Lord Abbett-sponsored funds, except for LARF, LAEF and LASF, (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest, (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, ("mutual fund wrap fee program"), (e) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (f) through Retirement Plans with at least 100 eligible employees, (g) our Class A shares also may be purchased at net asset value, subject to appropriate documentation, through a securities dealer where the amount invested represents redemption proceeds from shares ("Redeemed Shares") of a registered open-end management investment company not distributed or managed by Lord Abbett (other than a money market fund), if such redemption has occurred no more than 60 days prior to the purchase of our shares, the Redeemed Shares were held for at least six months prior to redemption and the proceeds of redemption were maintained in cash or a money market fund prior to purchase. Purchasers should consider the impact, if any, of contingent deferred sales charges in determining whether to redeem shares for subsequent investment in our Class A shares pursuant to the purchase option in (g) above. Lord Abbett may suspend, change or terminate this purchase option in (g) above at any time. We plan to terminate this net asset value transfer privilege in (g) on June 1, 1997. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has business relationships.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 month's prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plans. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. With respect to a SWP for Class B shares, the CDSC will be waived for redemptions of 12% or less per year. For redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when in effect a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name Investors Fiduciary Trust Company as custodian except in the case of 401 (k) plans and contain specific information about the plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       6.
                                Past Performance

Each Series computes the average annual compounded rate of total return for each Class of shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% in the case of the Equity Series and 4.75% in the case of the Income Series (as a percentage of the offering price) is deducted from the initial investment (unless the return is shown at net asset value). For Class B shares of each Series, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to each Series' investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares of each Series, the 1.0% CDSC is applied to each Series' investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Using the computation method described above, the Fund's average annual compounded rates of total return for the last one-, five-year and life-of-the-Series period ending on December 31, 1997 for the Equity Series were as follows: 1.70%, 8.69% and 6.86% for the Fund's Class A shares, respectively. For the Fund's Class B shares, the average annual compounded rates of total return for the last one-year period and life-of-the-Series period ending on December 31, 1997 were: 2.91% and 5.30%, respectively. For the Fund's Class C shares, the average annual compounded rates of total return for the last one-year period and life-of-the-Series period ending on December 31, 1997 were:
7.35% and 8.55%, respectively.

Using the computation method described above, the Fund's average annual compounded rates of total return for the last one-, three- and five-year period and life-of-the-series period ending on December 31, 1997 for the Income Series were as follows: .70%, 5.85% and 7.87% for the Fund's Class A shares, respectively. For the Fund's Class B shares, the average annual compounded rates of total return for the last one-year period and life-of-the-Series period ending on December 31, 1997 were: .65% and 3.44%, respectively. For the Fund's Class C shares, the average annual compounded rates of total return for the last one-year period and life-of-the-Series period ending on December 31, 1997 were:
3.49% and 7.52%, respectively.

Our yield quotation is based on a 30-day period ended on a specified date, computed by dividing our net investment income per share earned during the period by our maximum offering price per share on the last day of the period. This is determined by finding the following quotient: take each Class' dividends and interest earned during the period minus its expenses accrued for the period and divide by the product of (i) the average daily number of such Class' shares outstanding during the period that were entitled to receive dividends and (ii) such Class' maximum offering price per share on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yield for the Class A shares reflects the deduction of the maximum initial sales charge, but may also be shown based on such Class' net asset value per share. Yields for Class B and C shares do not reflect the deduction of the CDSC. For the 30-day period ended December 31, 1997, the yield for the Class A, B and C shares of the Income Series were 4.13%, 3.62% and 3.62%, respectively.

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.

                                       7.
                                      Taxes

The value of any shares redeemed by a Series or repurchased or otherwise sold may be more or less than a shareholder's tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of Series shares which a shareholder has held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions which were received with respect to such shares. Losses on the sale of stock or securities are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires stock or securities that are substantially identical.

Each Series of the Fund will be subject to a 4% non-deductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with a calendar year distribution requirement. Each Series intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

Dividends paid by the Series will qualify for the dividends-received deduction for corporations to the extent that they are derived from dividends paid by domestic corporations.

As described in the Prospectus, the Series may be subject to withholding taxes and other taxes imposed by foreign countries. If, at the close of any fiscal year, more than 50% of the assets of either Series of the Fund consist of stock or securities of foreign corporations, such Series may elect to treat foreign income taxes paid by the Series as having been paid directly by its shareholders. If a Series qualifies for and makes such an election, the shareholders of such Series will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata share of foreign income taxes paid by such Series and (ii) treat such pro rata share as foreign income taxes paid by them. Such shareholders may then use such pro rata portion of foreign income taxes as foreign tax credits, subject to applicable limitations, or, alternatively, deduct them in computing their taxable income. Shareholders who do not itemize deductions for federal income tax purposes will not be entitled to deduct their pro rata portion of foreign taxes paid by a Series, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for foreign taxes paid by a Series may be required to treat a portion of dividends received from such Series as separate category income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that a Series qualifies for and makes the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by such Series and (ii) the portion of dividends which represents income from each foreign country.

Forward foreign currency contracts, foreign currency put and call options and other investment techniques and practices which the Series may utilize, as described above under "Investment Objectives and Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by a Series. Such hedging transactions may increase the amount of short-term capital gain realized by such Series, which is taxed as ordinary income when distributed to shareholders. Limitations imposed by the Internal

Revenue Code on regulated investment companies may restrict each Series' ability to engage in transactions in options and forward contracts.

Gains and losses realized by a Series on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

If a Series purchases shares in certain foreign investment entities, called "passive foreign investment companies," that Series may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Series to its shareholders. Additional charges in the nature of interest may be imposed on either the Series or its shareholders with respect to deferred taxes arising from such distributions or gains. If the Series were to invest in a passive foreign investment company with respect to which the Series elected to make a "qualified electing fund" election, in lieu of the foregoing requirements, the Series might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Series.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to United States persons (United States citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of a Series, including a 30% (or lower treaty rate) United States withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of United States gift and estate taxes to non-United States persons who own Series shares.

                                       8.
                           Information About the Fund

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, from profiting on trades of the same security within 60 days and from trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of the Advisory Group.

                                       9.
                              Financial Statements

The financial statements for the fiscal year ended December 31, 1997 and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Global Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

                                    Appendix

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-0CCC-CC-C - Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'CCC' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C      OTHER INFORMATION

Item 23.    Exhibits

                  (a) Articles of Incorporation. Incorporated by reference.
                  (b)         By-Laws. Incorporated by reference.
                  (c)         Instruments Defining Rights of Security Holders.
                              Incorporated by reference.
                  (d) Investment Advisory Contracts. Incorporated by reference.
                  (e)         Underwriting Contracts. Incorporated by reference.
                  (f)         Bonus or Profit Sharing Incorporated by reference.
                  (g)         Custodian Agreements. Incorporated by reference.
                  (h) Other Material Contracts. Incorporated by reference.
                  (i)         Legal Opinions. Incorporated by reference.
                  (j)         Other Opinions. Consent of Independent Auditors.
                  (k) Omitted Financial Statements. Incorporated by reference.
                  (l) Initial Capital Agreements. Incorporated by reference.
                  (m)         Rule 12b-1 Plan. Incorporated by reference.
                  (n)         Financial Data Schedule.
                  (o)         Rule 18f-3 Plan. Incorporated by reference.

Item 24.    Persons Controlled by or Under Common Control with the Fund.

                              None.

Item 25.    Indemnification

            Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

            The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, makes the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

            In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No.

            IC-11330 as the source for interpretation and implementation of said
            Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non- interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expense incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.    Business and Other Connections of Investment Adviser

            Lord, Abbett & Co. acts as investment advisor for twelve, other open-end investment companies (of which it is principal underwriter for thirteen) and as investment adviser to approximately 6,220 private accounts. Other than acting as directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity.

Item 27.    Principal Underwriter

            (a)   Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett U.S. Government Securities Money Market Fund, Inc. Lord Abbett Series Fund, Inc.

                  Lord Abbett Equity Fund
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett Securities Trust
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.

                  Investment Adviser
                  ------------------

                  American Skandia Trust (Lord Abbett Growth and Income
                  Portfolio)

            (b)   The partners of Lord, Abbett & Co. are:

                  Name and Principal          Positions and Offices
                  Business Address(1)         with Registrant
                  -------------------         ---------------

                  Robert S. Dow               Chairman and President
                  Zane E. Brown               Executive Vice President
                  E. Wayne Nordberg           Executive Vice President
                  Paul A. Hilstad             Vice President & Secretary
                  Daniel E. Carper            Vice President
                  Robert G. Morris            Vice President
                  John J. Walsh               Vice President

                  The other partners who are neither officers nor directors of the Fund are, as follows: Stephen Allen, Daria L. Foster, W. Thomas Hudson, Michael B. McLaughlin and Robert J. Noelke.

                  Each of the above has a principal business address at 767 Fifth Avenue, New York, NY 10153

            (c)   Not applicable

Item 28.    Location of Accounts and Records

            Registrant maintains the records required by Rules 31a - 1(a) and
            (b) and 31a - 2(a) at its main office.

            Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

            Certain records such as canceled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29.    Management Services

            None

Item 30.    Undertakings

            The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 1999.

                                        BY: /s/ Thomas F. Konop
                                            ------------------------------------
                                            Thomas F. Konop
                                            Vice President

                          LORD ABBETT GLOBAL FUND, INC.

                                POWER OF ATTORNEY

      Each person whose signature appears below on this Amendment to the Registration Statement hereby constitutes and appoints Paul A. Hilstad, Lawrence
H. Kaplan and Thomas F. Konop, each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                          Title                         Date

                              Chairman, President
/s/ Robert S. Dow*            and Director/Trustee          February 25, 1999
----------------------------  ------------------------      -----------------
Robert S. Dow

/s/ E. Thayer Bigelow*        Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
E. Thayer Bigelow

/s/ William H. T. Bush*       Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr*.   Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon*         Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
Stewart S. Dixon

/s/ John C. Jansing*          Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
John C. Jansing

/s/ C. Alan MacDonald*        Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
C. Alan MacDonald

/s/ Hansel B. Millican, Jr*.  Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
Hansel B. Millican, Jr.

/s/ Thomas J. Neff*           Director/Trustee              February 25, 1999
----------------------------  ------------------------      -----------------
Thomas J. Neff

*BY: /s/ Thomas F. Konop
     -------------------------
     Thomas F. Konop
     Attorney-in-Fact

                                    EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                      Lord Abbett Mid-Cap Value Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                          Lord Abbett Securities Trust

                     Lord Abbett Tax-Free Income Fund, Inc.

                        Lord Abbett Tax-Free Income Trust

         Lord Abbett U.S. Government Securities Money Market Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Series Fund, Inc.

                          Lord Abbett Equity Fund, Inc.